Quarterly Holdings Report
for
Fidelity® Investment Grade Bond Fund
May 31, 2023
IGB-NPRT3-0723
1.804978.119
Nonconvertible Bonds - 33.5%
	Principal Amount (a) (000s)	Value ($) (000s)
COMMUNICATION SERVICES - 3.2%
Diversified Telecommunication Services - 0.8%
AT&T, Inc.:
2.55% 12/1/33	1,806	1,419
4.3% 2/15/30	34,036	32,574
Verizon Communications, Inc.:
2.987% 10/30/56	869	537
4.329% 9/21/28	19,797	19,242
4.5% 8/10/33	3,429	3,240
4.862% 8/21/46	14,251	13,010
5.012% 4/15/49	82	76
		70,098
Entertainment - 0.2%
The Walt Disney Co.:
2.2% 1/13/28	6,562	5,966
2.65% 1/13/31	10,500	9,127
		15,093
Media - 1.8%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
2.8% 4/1/31	25,400	20,317
3.7% 4/1/51	15,400	9,442
3.85% 4/1/61	4,000	2,358
3.9% 6/1/52	7,000	4,403
4.8% 3/1/50	12,000	8,785
4.908% 7/23/25	2,932	2,883
5.375% 5/1/47	22,326	17,809
5.75% 4/1/48	11,014	9,116
6.834% 10/23/55	7,000	6,476
Comcast Corp.:
3.75% 4/1/40	622	520
4.65% 7/15/42	1,628	1,492
Discovery Communications LLC:
3.625% 5/15/30	4,063	3,527
4.65% 5/15/50	10,998	8,049
Fox Corp.:
5.476% 1/25/39	1,366	1,265
5.576% 1/25/49	906	819
Magallanes, Inc.:
3.428% 3/15/24	4,934	4,830
3.638% 3/15/25	2,702	2,615
3.755% 3/15/27	5,285	4,953
4.054% 3/15/29	1,832	1,674
4.279% 3/15/32	5,334	4,660
5.05% 3/15/42	2,865	2,318
5.141% 3/15/52	27,262	21,276
Time Warner Cable LLC:
4.5% 9/15/42	544	403
5.5% 9/1/41	966	798
5.875% 11/15/40	7,077	6,130
6.55% 5/1/37	3,601	3,430
6.75% 6/15/39	6,233	5,901
7.3% 7/1/38	2,390	2,441
		158,690
Wireless Telecommunication Services - 0.4%
Rogers Communications, Inc.:
3.2% 3/15/27 (b)	5,750	5,353
3.8% 3/15/32 (b)	5,018	4,435
T-Mobile U.S.A., Inc.:
3.75% 4/15/27	6,800	6,460
3.875% 4/15/30	20,000	18,556
		34,804
TOTAL COMMUNICATION SERVICES		278,685
CONSUMER DISCRETIONARY - 1.8%
Automobiles - 0.3%
General Motors Financial Co., Inc.:
4% 1/15/25	15,000	14,625
5.85% 4/6/30	3,042	3,012
Volkswagen Group of America Finance LLC 3.35% 5/13/25 (b)	9,370	9,022
		26,659
Broadline Retail - 0.2%
Alibaba Group Holding Ltd.:
2.125% 2/9/31	3,090	2,531
2.7% 2/9/41	16,100	10,679
		13,210
Household Durables - 0.6%
D.R. Horton, Inc.:
1.3% 10/15/26	10,194	9,025
2.6% 10/15/25	9,432	8,845
Lennar Corp.:
4.75% 11/29/27	15,563	15,244
5% 6/15/27	8,419	8,296
Toll Brothers Finance Corp.:
4.35% 2/15/28	2,908	2,748
4.875% 11/15/25	32	31
4.875% 3/15/27	10,045	9,849
		54,038
Leisure Products - 0.0%
Hasbro, Inc. 3% 11/19/24	4,130	3,972
Specialty Retail - 0.5%
AutoNation, Inc. 4.75% 6/1/30	909	846
AutoZone, Inc. 4% 4/15/30	21,631	20,171
Lowe's Companies, Inc.:
3.75% 4/1/32	2,515	2,282
4.25% 4/1/52	10,263	8,210
4.45% 4/1/62	10,550	8,281
		39,790
Textiles, Apparel & Luxury Goods - 0.2%
Tapestry, Inc. 3.05% 3/15/32	20,094	16,170
TOTAL CONSUMER DISCRETIONARY		153,839
CONSUMER STAPLES - 2.0%
Beverages - 0.6%
Anheuser-Busch InBev Finance, Inc. 4.7% 2/1/36	4,168	4,083
Anheuser-Busch InBev Worldwide, Inc.:
3.5% 6/1/30	8,200	7,695
4.35% 6/1/40	3,930	3,605
4.75% 1/23/29	18,172	18,302
5.45% 1/23/39	3,537	3,673
5.8% 1/23/59 (Reg. S)	8,567	9,248
PepsiCo, Inc. 2.75% 3/19/30	6,600	5,970
		52,576
Consumer Staples Distribution & Retail - 0.3%
Sysco Corp. 6.6% 4/1/50	24,546	27,374
Food Products - 1.1%
General Mills, Inc. 2.875% 4/15/30	797	711
JBS U.S.A. Lux SA / JBS Food Co.:
2.5% 1/15/27 (b)	14,165	12,377
3% 5/15/32 (b)	14,250	10,900
3.625% 1/15/32 (b)	1,330	1,076
5.125% 2/1/28 (b)	4,285	4,129
5.5% 1/15/30 (b)	39,620	37,642
5.75% 4/1/33 (b)	8,830	8,234
Kraft Heinz Foods Co.:
3% 6/1/26	5,000	4,743
3.875% 5/15/27	12,300	11,914
7.125% 8/1/39 (b)	5,618	6,245
		97,971
TOTAL CONSUMER STAPLES		177,921
ENERGY - 2.7%
Oil, Gas & Consumable Fuels - 2.7%
Columbia Pipeline Group, Inc. 4.5% 6/1/25	538	529
DCP Midstream Operating LP:
5.125% 5/15/29	3,593	3,491
5.6% 4/1/44	1,707	1,579
Enbridge, Inc. 4.25% 12/1/26	923	898
Energy Transfer LP:
3.75% 5/15/30	2,274	2,060
4.95% 6/15/28	2,591	2,531
5% 5/15/50	18,683	15,283
5.25% 4/15/29	1,549	1,529
5.4% 10/1/47	1,426	1,226
5.8% 6/15/38	1,445	1,378
6% 6/15/48	1,441	1,326
6.125% 12/15/45	400	373
6.25% 4/15/49	1,064	1,013
Hess Corp.:
4.3% 4/1/27	834	808
5.6% 2/15/41	22,554	21,247
7.125% 3/15/33	839	915
7.3% 8/15/31	1,023	1,123
7.875% 10/1/29	2,921	3,253
Kinder Morgan, Inc. 3.6% 2/15/51	18,000	12,101
MPLX LP:
4.8% 2/15/29	816	794
4.95% 9/1/32	7,989	7,658
5.5% 2/15/49	2,450	2,184
Occidental Petroleum Corp.:
5.55% 3/15/26	3,038	3,030
6.45% 9/15/36	2,750	2,798
6.6% 3/15/46	3,032	3,108
7.5% 5/1/31	3,937	4,276
Ovintiv, Inc.:
5.15% 11/15/41	2,000	1,682
8.125% 9/15/30	3,357	3,676
Petroleos Mexicanos:
5.95% 1/28/31	2,610	1,864
6.49% 1/23/27	1,757	1,513
6.5% 3/13/27	5,805	5,008
6.75% 9/21/47	14,189	8,533
6.84% 1/23/30	5,979	4,641
6.95% 1/28/60	4,247	2,515
7.69% 1/23/50	70,161	45,236
Plains All American Pipeline LP/PAA Finance Corp.:
3.55% 12/15/29	1,242	1,099
4.65% 10/15/25	26,960	26,504
Sabine Pass Liquefaction LLC 4.5% 5/15/30	9,286	8,780
The Williams Companies, Inc.:
3.5% 11/15/30	9,960	8,928
4.65% 8/15/32	8,326	7,877
5.3% 8/15/52	1,888	1,704
Western Gas Partners LP:
3.95% 6/1/25	764	735
4.65% 7/1/26	1,129	1,089
4.75% 8/15/28	781	737
5.5% 2/1/50	7,720	6,159
		234,791
FINANCIALS - 15.5%
Banks - 8.4%
Bank of America Corp.:
1.922% 10/24/31 (c)	20,000	15,795
2.299% 7/21/32 (c)	25,000	19,922
2.884% 10/22/30 (c)	50,000	43,066
3.419% 12/20/28 (c)	3,280	3,016
3.5% 4/19/26	3,838	3,697
3.95% 4/21/25	32,873	32,021
4.1% 7/24/23	900	897
4.183% 11/25/27	4,363	4,182
4.2% 8/26/24	5,249	5,163
4.25% 10/22/26	23,937	23,155
4.45% 3/3/26	11,356	11,105
5.015% 7/22/33 (c)	13,700	13,391
Barclays PLC:
2.852% 5/7/26 (c)	9,444	8,874
4.375% 1/12/26	2,821	2,725
4.836% 5/9/28	3,683	3,408
5.088% 6/20/30 (c)	11,424	10,607
5.2% 5/12/26	26,475	25,690
BNP Paribas SA 2.219% 6/9/26 (b)(c)	9,008	8,361
BPCE SA 4.875% 4/1/26 (b)	4,662	4,510
Citigroup, Inc.:
2.976% 11/5/30 (c)	50,000	43,320
4.075% 4/23/29 (c)	16,389	15,486
4.125% 7/25/28	4,363	4,096
4.3% 11/20/26	1,115	1,076
4.4% 6/10/25	11,914	11,635
4.412% 3/31/31 (c)	21,454	20,292
4.45% 9/29/27	55,258	53,096
4.6% 3/9/26	5,613	5,476
5.3% 5/6/44	6,000	5,488
5.5% 9/13/25	4,886	4,885
Citizens Financial Group, Inc. 2.638% 9/30/32	4,614	3,165
Commonwealth Bank of Australia 3.61% 9/12/34 (b)(c)	2,250	1,913
First Citizens Bank & Trust Co. 3.929% 6/19/24 (c)	2,035	2,011
HSBC Holdings PLC:
4.25% 3/14/24	905	891
4.95% 3/31/30	1,541	1,506
5.25% 3/14/44	656	583
Intesa Sanpaolo SpA:
5.017% 6/26/24 (b)	836	813
5.71% 1/15/26 (b)	37,209	35,420
JPMorgan Chase & Co.:
2.956% 5/13/31 (c)	5,034	4,301
4.125% 12/15/26	9,713	9,511
4.493% 3/24/31 (c)	17,000	16,408
5.717% 9/14/33 (c)	65,747	66,534
NatWest Group PLC:
3.073% 5/22/28 (c)	5,536	5,031
4.8% 4/5/26	12,145	11,971
5.125% 5/28/24	19,005	18,727
Rabobank Nederland 4.375% 8/4/25	3,024	2,945
Societe Generale:
1.038% 6/18/25 (b)(c)	50,000	47,087
1.488% 12/14/26 (b)(c)	13,930	12,275
4.25% 4/14/25 (b)	4,491	4,299
Wells Fargo & Co.:
2.406% 10/30/25 (c)	4,928	4,708
3.196% 6/17/27 (c)	40,441	37,957
3.526% 3/24/28 (c)	11,202	10,499
4.3% 7/22/27	16,184	15,596
4.478% 4/4/31 (c)	15,500	14,751
Westpac Banking Corp. 4.11% 7/24/34 (c)	3,103	2,744
		736,081
Capital Markets - 2.9%
Affiliated Managers Group, Inc. 4.25% 2/15/24	881	870
Ares Capital Corp.:
3.25% 7/15/25	42,008	38,853
3.875% 1/15/26	16,340	15,166
4.2% 6/10/24	7,281	7,100
Credit Suisse Group AG:
2.593% 9/11/25 (b)(c)	9,092	8,557
3.75% 3/26/25	6,137	5,763
4.194% 4/1/31 (b)(c)	30,399	26,717
4.55% 4/17/26	1,859	1,747
Deutsche Bank AG 4.5% 4/1/25	8,603	8,031
Deutsche Bank AG New York Branch:
3.729% 1/14/32 (c)	8,509	6,376
4.1% 1/13/26	5,262	4,904
Goldman Sachs Group, Inc.:
2.383% 7/21/32 (c)	12,267	9,877
3.5% 4/1/25	12,527	12,097
4.25% 10/21/25	7,670	7,473
6.75% 10/1/37	24,081	25,700
Morgan Stanley:
3.125% 7/27/26	9,330	8,800
3.622% 4/1/31 (c)	35,865	32,417
3.625% 1/20/27	10,480	10,042
3.7% 10/23/24	3,002	2,935
3.875% 4/29/24	2,765	2,727
5% 11/24/25	13,117	13,086
State Street Corp. 2.901% 3/30/26 (c)	691	660
UBS Group AG 1.494% 8/10/27 (b)(c)	7,599	6,551
		256,449
Consumer Finance - 2.7%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
1.65% 10/29/24	39,436	37,024
1.75% 1/30/26	10,220	9,152
2.45% 10/29/26	5,268	4,698
2.875% 8/14/24	5,100	4,899
3% 10/29/28	5,518	4,784
3.3% 1/30/32	5,903	4,797
4.45% 4/3/26	2,472	2,369
4.875% 1/16/24	3,901	3,867
6.5% 7/15/25	4,349	4,381
Ally Financial, Inc.:
1.45% 10/2/23	3,119	3,069
3.05% 6/5/23	11,466	11,459
3.875% 5/21/24	7,111	6,882
4.625% 3/30/25	2,237	2,153
5.125% 9/30/24	2,258	2,205
5.8% 5/1/25	19,772	19,542
7.1% 11/15/27	9,050	9,246
8% 11/1/31	3,172	3,307
Capital One Financial Corp.:
3.65% 5/11/27	15,715	14,735
3.8% 1/31/28	6,614	6,126
4.985% 7/24/26 (c)	8,087	7,912
5.247% 7/26/30 (c)	10,430	9,880
Discover Financial Services:
3.95% 11/6/24	1,184	1,144
4.1% 2/9/27	8,206	7,648
4.5% 1/30/26	3,562	3,452
6.7% 11/29/32	1,995	2,067
Ford Motor Credit Co. LLC:
4.063% 11/1/24	18,137	17,529
5.584% 3/18/24	4,908	4,878
Synchrony Financial:
3.95% 12/1/27	5,215	4,503
4.25% 8/15/24	7,369	6,995
4.375% 3/19/24	5,520	5,347
5.15% 3/19/29	7,283	6,450
		232,500
Financial Services - 0.7%
Blackstone Private Credit Fund 7.05% 9/29/25	10,049	10,019
Brixmor Operating Partnership LP:
4.05% 7/1/30	6,803	6,134
4.125% 6/15/26	3,253	3,066
4.125% 5/15/29	12,222	11,075
Corebridge Financial, Inc.:
3.85% 4/5/29	3,438	3,100
3.9% 4/5/32	4,093	3,550
4.35% 4/5/42	931	745
4.4% 4/5/52	2,754	2,096
Jackson Financial, Inc.:
5.17% 6/8/27	3,740	3,576
5.67% 6/8/32	4,713	4,494
Park Aerospace Holdings Ltd. 5.5% 2/15/24 (b)	4,907	4,854
Pine Street Trust I 4.572% 2/15/29 (b)	4,516	4,213
Pine Street Trust II 5.568% 2/15/49 (b)	4,529	3,926
		60,848
Insurance - 0.8%
Five Corners Funding Trust II 2.85% 5/15/30 (b)	13,114	11,194
Liberty Mutual Group, Inc. 3.95% 5/15/60 (b)	10,260	7,001
Lincoln National Corp. 3.4% 1/15/31	9,415	7,773
MetLife, Inc. 4.55% 3/23/30	19,500	19,207
Pacific LifeCorp 5.125% 1/30/43 (b)	1,657	1,531
Pricoa Global Funding I 5.375% 5/15/45 (c)	1,988	1,893
Prudential Financial, Inc.:
3.935% 12/7/49	2,764	2,160
6% 9/1/52 (c)	14,201	13,863
Swiss Re Finance Luxembourg SA 5% 4/2/49 (b)(c)	1,800	1,719
Unum Group:
4% 6/15/29	3,614	3,394
5.75% 8/15/42	1,024	938
		70,673
TOTAL FINANCIALS		1,356,551
HEALTH CARE - 2.9%
Biotechnology - 0.7%
AbbVie, Inc. 3.2% 11/21/29	43,367	39,362
Amgen, Inc.:
5.15% 3/2/28	4,595	4,633
5.25% 3/2/30	4,195	4,228
5.25% 3/2/33	4,736	4,753
5.6% 3/2/43	4,499	4,456
5.65% 3/2/53	2,236	2,237
5.75% 3/2/63	4,076	4,051
		63,720
Health Care Providers & Services - 0.8%
Centene Corp.:
2.45% 7/15/28	12,745	10,951
2.625% 8/1/31	5,945	4,754
3.375% 2/15/30	5,110	4,406
4.25% 12/15/27	5,450	5,122
4.625% 12/15/29	8,470	7,855
Cigna Group 4.375% 10/15/28	4,187	4,081
HCA Holdings, Inc.:
3.5% 9/1/30	3,895	3,444
3.625% 3/15/32 (b)	1,074	936
5.625% 9/1/28	4,885	4,922
5.875% 2/1/29	3,803	3,865
Humana, Inc. 3.7% 3/23/29	3,206	2,973
Sabra Health Care LP 3.2% 12/1/31	12,177	9,001
Toledo Hospital 5.325% 11/15/28	1,513	1,256
Universal Health Services, Inc. 2.65% 10/15/30	10,442	8,459
		72,025
Pharmaceuticals - 1.4%
Bayer U.S. Finance II LLC:
4.25% 12/15/25 (b)	49,732	48,285
4.375% 12/15/28 (b)	58,400	56,210
Elanco Animal Health, Inc.:
6.022% 8/28/23	2,148	2,132
6.65% 8/28/28 (c)	905	866
Utah Acquisition Sub, Inc. 3.95% 6/15/26	1,304	1,240
Viatris, Inc.:
1.65% 6/22/25	1,203	1,107
2.7% 6/22/30	6,115	4,914
3.85% 6/22/40	2,664	1,791
4% 6/22/50	4,600	2,955
		119,500
TOTAL HEALTH CARE		255,245
INDUSTRIALS - 1.1%
Aerospace & Defense - 0.4%
BAE Systems PLC 3.4% 4/15/30 (b)	2,547	2,312
The Boeing Co.:
5.04% 5/1/27	4,840	4,805
5.15% 5/1/30	14,840	14,718
5.805% 5/1/50	4,840	4,738
5.93% 5/1/60	4,840	4,718
		31,291
Trading Companies & Distributors - 0.4%
Air Lease Corp.:
0.7% 2/15/24	9,054	8,730
3% 9/15/23	368	365
3.375% 7/1/25	7,888	7,481
3.75% 6/1/26	15,000	14,190
4.25% 2/1/24	4,331	4,279
4.25% 9/15/24	1,473	1,440
		36,485
Transportation Infrastructure - 0.3%
Avolon Holdings Funding Ltd.:
3.25% 2/15/27 (b)	7,484	6,566
3.95% 7/1/24 (b)	5,580	5,397
4.375% 5/1/26 (b)	4,949	4,570
5.25% 5/15/24 (b)	3,116	3,068
6.375% 5/4/28 (b)	7,943	7,758
		27,359
TOTAL INDUSTRIALS		95,135
INFORMATION TECHNOLOGY - 0.9%
Electronic Equipment, Instruments & Components - 0.1%
Dell International LLC/EMC Corp.:
5.85% 7/15/25	1,437	1,456
6.02% 6/15/26	1,159	1,186
6.1% 7/15/27	2,638	2,745
6.2% 7/15/30	2,284	2,377
		7,764
Semiconductors & Semiconductor Equipment - 0.6%
Broadcom, Inc.:
1.95% 2/15/28 (b)	2,435	2,117
2.45% 2/15/31 (b)	20,716	16,727
2.6% 2/15/33 (b)	20,716	16,110
3.5% 2/15/41 (b)	16,728	12,381
3.75% 2/15/51 (b)	7,851	5,665
		53,000
Software - 0.2%
Oracle Corp.:
2.8% 4/1/27	6,375	5,886
2.95% 4/1/30	6,400	5,600
3.6% 4/1/50	6,370	4,396
3.85% 4/1/60	6,400	4,315
		20,197
TOTAL INFORMATION TECHNOLOGY		80,961
REAL ESTATE - 2.5%
Equity Real Estate Investment Trusts (REITs) - 2.1%
Alexandria Real Estate Equities, Inc.:
2% 5/18/32	6,718	5,098
4.9% 12/15/30	4,519	4,372
American Homes 4 Rent LP:
2.375% 7/15/31	977	775
3.375% 7/15/51	1,510	967
3.625% 4/15/32	3,763	3,253
4.3% 4/15/52	2,608	1,969
Boston Properties, Inc.:
3.25% 1/30/31	4,526	3,622
4.5% 12/1/28	2,824	2,526
Corporate Office Properties LP:
2% 1/15/29	747	573
2.25% 3/15/26	2,339	2,070
2.75% 4/15/31	2,202	1,642
Healthcare Trust of America Holdings LP:
3.1% 2/15/30	1,129	965
3.5% 8/1/26	1,176	1,088
Hudson Pacific Properties LP 4.65% 4/1/29	6,288	4,481
Invitation Homes Operating Partnership LP 4.15% 4/15/32	5,643	5,065
Kimco Realty Op LLC 2.25% 12/1/31	9,524	7,365
Kite Realty Group Trust:
4% 3/15/25	8,142	7,709
4.75% 9/15/30	13,258	11,918
LXP Industrial Trust (REIT):
2.7% 9/15/30	2,571	2,062
4.4% 6/15/24	599	585
Omega Healthcare Investors, Inc.:
3.25% 4/15/33	8,532	6,309
3.375% 2/1/31	4,780	3,772
3.625% 10/1/29	5,204	4,258
4.375% 8/1/23	635	631
4.5% 1/15/25	1,271	1,221
4.5% 4/1/27	452	420
4.75% 1/15/28	7,132	6,538
4.95% 4/1/24	557	548
5.25% 1/15/26	2,371	2,305
Piedmont Operating Partnership LP 2.75% 4/1/32	1,917	1,309
Realty Income Corp.:
2.2% 6/15/28	1,146	1,002
2.85% 12/15/32	1,410	1,156
3.25% 1/15/31	1,277	1,117
3.4% 1/15/28	1,957	1,822
Retail Opportunity Investments Partnership LP:
4% 12/15/24	405	389
5% 12/15/23	312	309
Simon Property Group LP:
2.45% 9/13/29	1,897	1,616
3.375% 12/1/27	3,864	3,594
SITE Centers Corp.:
3.625% 2/1/25	967	911
4.25% 2/1/26	1,683	1,590
Store Capital Corp.:
2.75% 11/18/30	2,849	2,065
4.625% 3/15/29	1,396	1,203
Sun Communities Operating LP:
2.3% 11/1/28	2,169	1,837
2.7% 7/15/31	5,600	4,418
Ventas Realty LP:
2.5% 9/1/31	16,206	12,836
3% 1/15/30	6,770	5,825
4% 3/1/28	1,358	1,267
4.125% 1/15/26	630	605
4.75% 11/15/30	10,898	10,343
VICI Properties LP:
4.375% 5/15/25	963	929
4.75% 2/15/28	7,611	7,243
4.95% 2/15/30	9,911	9,220
5.125% 5/15/32	998	932
Vornado Realty LP:
2.15% 6/1/26	2,457	2,017
3.4% 6/1/31	8,887	6,152
WP Carey, Inc.:
3.85% 7/15/29	1,045	948
4% 2/1/25	2,162	2,102
4.6% 4/1/24	3,364	3,305
		182,169
Real Estate Management & Development - 0.4%
Brandywine Operating Partnership LP:
3.95% 11/15/27	2,767	2,041
4.1% 10/1/24	2,463	2,302
4.55% 10/1/29	1,135	792
7.55% 3/15/28	8,285	7,055
CBRE Group, Inc.:
2.5% 4/1/31	7,642	6,187
4.875% 3/1/26	4,953	4,864
Mid-America Apartments LP 4% 11/15/25	522	510
Tanger Properties LP:
2.75% 9/1/31	5,725	4,114
3.125% 9/1/26	1,660	1,474
3.875% 7/15/27	6,943	6,282
		35,621
TOTAL REAL ESTATE		217,790
UTILITIES - 0.9%
Electric Utilities - 0.1%
Cleco Corporate Holdings LLC 3.375% 9/15/29	2,932	2,533
DPL, Inc. 4.35% 4/15/29	2,835	2,510
Duquesne Light Holdings, Inc.:
2.532% 10/1/30 (b)	1,869	1,497
2.775% 1/7/32 (b)	5,941	4,671
IPALCO Enterprises, Inc. 3.7% 9/1/24	1,240	1,199
		12,410
Gas Utilities - 0.0%
Nakilat, Inc. 6.067% 12/31/33 (b)	683	712
Independent Power and Renewable Electricity Producers - 0.3%
The AES Corp.:
2.45% 1/15/31	5,591	4,475
3.3% 7/15/25 (b)	10,148	9,617
3.95% 7/15/30 (b)	8,852	7,907
		21,999
Multi-Utilities - 0.5%
NiSource, Inc.:
2.95% 9/1/29	19,262	16,970
3.49% 5/15/27	10,080	9,552
5.95% 6/15/41	1,097	1,121
Puget Energy, Inc.:
4.1% 6/15/30	3,951	3,640
4.224% 3/15/32	7,271	6,615
Sempra Energy 6% 10/15/39	1,733	1,767
WEC Energy Group, Inc. 3 month U.S. LIBOR + 2.610% 7.4332% 5/15/67 (c)(d)	1,164	949
		40,614
TOTAL UTILITIES		75,735
TOTAL NONCONVERTIBLE BONDS (Cost $3,295,684)		2,926,653

U.S. Treasury Obligations - 39.5%
	Principal Amount (a) (000s)	Value ($) (000s)
U.S. Treasury Bonds:
2.25% 2/15/52	58,500	42,193
2.375% 2/15/42	1,266	989
2.375% 5/15/51	505,229	375,429
2.875% 5/15/52	224,700	186,062
3.625% 2/15/53	174,214	167,327
U.S. Treasury Notes:
1.25% 4/30/28	400,000	354,453
2.75% 8/15/32	135,200	125,720
2.875% 5/15/32	500,671	471,007
3.125% 11/15/28	38,238	36,989
3.5% 1/31/30	98,900	97,548
3.5% 4/30/30	154,100	152,150
3.5% 2/15/33	424,500	419,459
3.625% 3/31/28	96,400	95,662
3.625% 3/31/30	162,200	161,364
3.875% 12/31/29	78,700	79,312
4% 10/31/29	190,900	193,570
4% 2/28/30	237,100	240,888
4.125% 11/15/32	245,100	254,176
4.625% 3/15/26	4,700	4,767
TOTAL U.S. TREASURY OBLIGATIONS (Cost $3,708,048)		3,459,065

U.S. Government Agency - Mortgage Securities - 12.6%
	Principal Amount (a) (000s)	Value ($) (000s)
Fannie Mae - 4.0%
12 month U.S. LIBOR + 1.360% 3.615% 10/1/35 (c)(d)	21	21
12 month U.S. LIBOR + 1.440% 3.945% 4/1/37 (c)(d)	5	5
12 month U.S. LIBOR + 1.460% 3.848% 1/1/35 (c)(d)	35	36
12 month U.S. LIBOR + 1.480% 3.796% 7/1/34 (c)(d)	1	1
12 month U.S. LIBOR + 1.550% 3.715% 5/1/44 (c)(d)	5	5
12 month U.S. LIBOR + 1.550% 3.803% 6/1/36 (c)(d)	12	12
12 month U.S. LIBOR + 1.550% 3.989% 2/1/44 (c)(d)	4	4
12 month U.S. LIBOR + 1.560% 3.935% 2/1/44 (c)(d)	9	9
12 month U.S. LIBOR + 1.560% 4.065% 3/1/37 (c)(d)	39	39
12 month U.S. LIBOR + 1.570% 4.157% 4/1/44 (c)(d)	15	15
12 month U.S. LIBOR + 1.580% 3.83% 1/1/44 (c)(d)	8	8
12 month U.S. LIBOR + 1.580% 4.08% 4/1/44 (c)(d)	5	5
12 month U.S. LIBOR + 1.620% 3.918% 5/1/35 (c)(d)	10	10
12 month U.S. LIBOR + 1.620% 3.95% 3/1/33 (c)(d)	34	34
12 month U.S. LIBOR + 1.630% 3.815% 9/1/36 (c)(d)	3	3
12 month U.S. LIBOR + 1.630% 4.127% 11/1/36 (c)(d)	17	17
12 month U.S. LIBOR + 1.640% 3.895% 6/1/47 (c)(d)	53	54
12 month U.S. LIBOR + 1.640% 5.18% 5/1/36 (c)(d)	2	2
12 month U.S. LIBOR + 1.680% 3.982% 7/1/43 (c)(d)	87	88
12 month U.S. LIBOR + 1.700% 4.1% 6/1/42 (c)(d)	65	66
12 month U.S. LIBOR + 1.730% 4.021% 3/1/40 (c)(d)	37	38
12 month U.S. LIBOR + 1.730% 4.294% 5/1/36 (c)(d)	19	19
12 month U.S. LIBOR + 1.750% 4% 8/1/41 (c)(d)	15	15
12 month U.S. LIBOR + 1.750% 4.051% 7/1/35 (c)(d)	28	28
12 month U.S. LIBOR + 1.770% 3.995% 2/1/37 (c)(d)	86	87
12 month U.S. LIBOR + 1.800% 4.048% 12/1/40 (c)(d)	299	306
12 month U.S. LIBOR + 1.800% 4.05% 7/1/41 (c)(d)	26	27
12 month U.S. LIBOR + 1.800% 4.055% 1/1/42 (c)(d)	187	190
12 month U.S. LIBOR + 1.810% 4.05% 7/1/41 (c)(d)	41	42
12 month U.S. LIBOR + 1.810% 4.06% 12/1/39 (c)(d)	8	8
12 month U.S. LIBOR + 1.810% 4.068% 9/1/41 (c)(d)	21	21
12 month U.S. LIBOR + 1.810% 4.304% 2/1/42 (c)(d)	111	113
12 month U.S. LIBOR + 1.820% 4.294% 2/1/35 (c)(d)	13	14
12 month U.S. LIBOR + 1.830% 4.08% 10/1/41 (c)(d)	17	17
12 month U.S. LIBOR + 1.850% 4.429% 4/1/36 (c)(d)	67	68
12 month U.S. LIBOR + 1.890% 4.392% 8/1/35 (c)(d)	59	60
12 month U.S. LIBOR + 1.950% 3.771% 7/1/37 (c)(d)	15	16
6 month U.S. LIBOR + 1.470% 4.061% 10/1/33 (c)(d)	1	1
6 month U.S. LIBOR + 1.500% 3.727% 1/1/35 (c)(d)	11	11
6 month U.S. LIBOR + 1.510% 5.523% 2/1/33 (c)(d)	1	1
6 month U.S. LIBOR + 1.530% 3.785% 12/1/34 (c)(d)	3	3
6 month U.S. LIBOR + 1.530% 3.844% 3/1/35 (c)(d)	6	7
6 month U.S. LIBOR + 1.550% 5.926% 9/1/33 (c)(d)	90	91
6 month U.S. LIBOR + 1.550% 5.984% 10/1/33 (c)(d)	2	2
6 month U.S. LIBOR + 1.560% 5.603% 7/1/35 (c)(d)	2	2
6 month U.S. LIBOR + 1.740% 3.865% 12/1/34 (c)(d)	1	1
6 month U.S. LIBOR + 1.960% 4.434% 9/1/35 (c)(d)	2	2
U.S. TREASURY 1 YEAR INDEX + 2.180% 4.139% 7/1/36 (c)(d)	9	9
U.S. TREASURY 1 YEAR INDEX + 2.200% 4.583% 3/1/35 (c)(d)	4	4
U.S. TREASURY 1 YEAR INDEX + 2.270% 4.395% 6/1/36 (c)(d)	7	7
U.S. TREASURY 1 YEAR INDEX + 2.280% 4.405% 10/1/33 (c)(d)	8	8
U.S. TREASURY 1 YEAR INDEX + 2.460% 4.431% 7/1/34 (c)(d)	11	11
1.5% 1/1/36 to 2/1/51 (e)	34,194	27,493
2% 2/1/28 to 3/1/52	55,059	47,220
2.5% 1/1/28 to 2/1/52 (f)	119,896	105,075
3% 12/1/28 to 2/1/52 (f)(g)	81,913	74,227
3.25% 12/1/41	12	11
3.4% 7/1/42 to 9/1/42	121	114
3.5% 5/1/36 to 3/1/52	28,626	26,664
3.65% 5/1/42 to 8/1/42	51	48
3.9% 4/1/42	14	13
4% 3/1/36 to 9/1/52	25,747	24,712
4.025% 5/1/42	18	17
4.25% 11/1/41	22	22
4.5% to 4.5% 6/1/24 to 11/1/52	23,056	22,635
5% 6/1/23 to 12/1/52	11,990	11,943
5.274% 8/1/41 (c)	212	214
5.5% 12/1/23 to 11/1/52	1,015	1,016
5.5% 5/1/53	5,675	5,701
6% to 6% 9/1/29 to 11/1/52	3,708	3,804
6.5% 9/1/23 to 4/1/37	1,574	1,636
6.682% 2/1/39 (c)	107	110
7% to 7% 9/1/23 to 7/1/37	92	96
7.5% to 7.5% 6/1/25 to 11/1/31	55	57
8% 3/1/37	4	5
TOTAL FANNIE MAE		354,496
Freddie Mac - 2.3%
12 month U.S. LIBOR + 1.320% 3.575% 1/1/36 (c)(d)	21	21
12 month U.S. LIBOR + 1.370% 3.634% 3/1/36 (c)(d)	19	19
12 month U.S. LIBOR + 1.500% 3.824% 3/1/36 (c)(d)	11	11
12 month U.S. LIBOR + 1.660% 4.04% 7/1/36 (c)(d)	71	71
12 month U.S. LIBOR + 1.750% 4% 12/1/40 (c)(d)	117	118
12 month U.S. LIBOR + 1.750% 4% 7/1/41 (c)(d)	30	30
12 month U.S. LIBOR + 1.750% 4% 9/1/41 (c)(d)	374	380
12 month U.S. LIBOR + 1.860% 5.239% 4/1/36 (c)(d)	8	8
12 month U.S. LIBOR + 1.880% 4.13% 9/1/41 (c)(d)	32	33
12 month U.S. LIBOR + 1.880% 4.13% 10/1/41 (c)(d)	248	252
12 month U.S. LIBOR + 1.880% 5.255% 4/1/41 (c)(d)	8	8
12 month U.S. LIBOR + 1.900% 4.179% 10/1/42 (c)(d)	148	151
12 month U.S. LIBOR + 1.910% 3.95% 6/1/41 (c)(d)	67	69
12 month U.S. LIBOR + 1.910% 4.055% 5/1/41 (c)(d)	67	68
12 month U.S. LIBOR + 1.910% 4.16% 6/1/41 (c)(d)	21	22
12 month U.S. LIBOR + 1.910% 4.563% 5/1/41 (c)(d)	65	67
12 month U.S. LIBOR + 2.020% 4.93% 4/1/38 (c)(d)	7	7
12 month U.S. LIBOR + 2.030% 4.158% 3/1/33 (c)(d)	0	0
12 month U.S. LIBOR + 2.040% 4.256% 7/1/36 (c)(d)	54	55
12 month U.S. LIBOR + 2.200% 4.45% 12/1/36 (c)(d)	13	13
6 month U.S. LIBOR + 1.120% 3.424% 8/1/37 (c)(d)	9	9
6 month U.S. LIBOR + 1.660% 4.165% 1/1/37 (c)(d)	17	17
6 month U.S. LIBOR + 1.660% 5.54% 7/1/35 (c)(d)	13	13
6 month U.S. LIBOR + 1.880% 4.369% 10/1/36 (c)(d)	126	127
6 month U.S. LIBOR + 1.990% 4.435% 10/1/35 (c)(d)	64	64
6 month U.S. LIBOR + 2.010% 6.76% 5/1/37 (c)(d)	12	12
6 month U.S. LIBOR + 2.020% 5.51% 6/1/37 (c)(d)	26	27
6 month U.S. LIBOR + 2.680% 6.988% 10/1/35 (c)(d)	11	11
U.S. TREASURY 1 YEAR INDEX + 2.030% 3.907% 6/1/33 (c)(d)	94	95
U.S. TREASURY 1 YEAR INDEX + 2.230% 5.066% 4/1/34 (c)(d)	29	30
U.S. TREASURY 1 YEAR INDEX + 2.260% 3.809% 6/1/33 (c)(d)	27	28
U.S. TREASURY 1 YEAR INDEX + 2.430% 4.39% 3/1/35 (c)(d)	46	47
U.S. TREASURY 1 YEAR INDEX + 2.540% 4.046% 7/1/35 (c)(d)	82	85
1.5% 10/1/36 to 2/1/51	23,070	18,157
2% 6/1/35 to 2/1/52 (e)	49,234	41,496
2.5% 1/1/28 to 1/1/52	46,667	41,315
3% 6/1/31 to 1/1/52	24,414	22,088
3.5% 3/1/32 to 2/1/52	34,547	32,482
4% 1/1/36 to 2/1/50	15,733	15,185
4% 4/1/48	8	8
4.5% 6/1/25 to 10/1/48	7,271	7,199
5% 8/1/33 to 1/1/53	11,129	11,109
5.5% 10/1/52 to 12/1/52	1,749	1,749
5.5% 5/1/53	5,140	5,165
6% 1/1/24 to 12/1/37	215	221
6.5% 5/1/26 to 9/1/39	295	310
7% 3/1/26 to 9/1/36	88	92
7.5% 6/1/26 to 11/1/31	1	1
8% 7/1/24 to 4/1/32	3	3
8.5% 1/1/25 to 9/1/29	2	2
TOTAL FREDDIE MAC		198,550
Ginnie Mae - 2.6%
3.5% 9/20/40 to 12/20/49	8,997	8,499
4% 7/15/39 to 5/20/49	8,046	7,804
4.5% 6/20/33 to 8/15/41	5,595	5,557
5% 12/15/32 to 4/20/48	3,400	3,432
5.5% 6/15/33 to 9/15/39	214	220
6% to 6% 10/15/30 to 5/15/40	1,618	1,677
7% to 7% 12/15/23 to 11/15/32	186	192
7.5% to 7.5% 7/15/23 to 9/15/31	48	50
8% 12/15/23 to 11/15/29	8	8
8.5% 11/15/27 to 1/15/31	2	2
2% 12/20/50 to 4/20/51	15,601	13,267
2% 6/1/53 (h)	19,750	16,747
2% 6/1/53 (h)	15,350	13,016
2% 6/1/53 (h)	5,400	4,579
2% 6/1/53 (h)	9,300	7,886
2% 7/1/53 (h)	13,300	11,289
2% 7/1/53 (h)	17,700	15,024
2% 7/1/53 (h)	4,350	3,692
2.5% 7/20/51 to 12/20/51	2,322	2,031
2.5% 6/1/53 (h)	18,150	15,850
2.5% 6/1/53 (h)	15,900	13,885
2.5% 6/1/53 (h)	5,150	4,497
2.5% 6/1/53 (h)	4,750	4,148
2.5% 7/1/53 (h)	13,350	11,669
3% 5/15/42 to 2/20/50	3,598	3,287
3% 6/1/53 (h)	8,400	7,554
3% 6/1/53 (h)	12,600	11,331
3% 6/1/53 (h)	4,400	3,957
3% 6/1/53 (h)	825	742
3% 6/1/53 (h)	300	270
3% 6/1/53 (h)	4,075	3,665
3% 6/1/53 (h)	2,475	2,226
3% 7/1/53 (h)	12,750	11,475
3.5% 6/1/53 (h)	3,800	3,522
3.5% 6/1/53 (h)	2,650	2,456
4% 6/1/53 (h)	2,000	1,901
5% 6/1/53 (h)	5,000	4,933
5.47% 8/20/59 (c)(i)	1	1
5.5% 6/1/53 (h)	1,950	1,948
5.5% 6/1/53 (h)	950	949
6.5% 3/20/31 to 6/15/37	59	61
TOTAL GINNIE MAE		225,299
Uniform Mortgage Backed Securities - 3.7%
1.5% 6/1/38 (h)	3,450	3,015
1.5% 6/1/38 (h)	2,600	2,272
1.5% 6/1/38 (h)	3,150	2,753
1.5% 6/1/53 (h)	27,450	21,404
2% 6/1/38 (h)	2,550	2,283
2% 6/1/53 (h)	25,800	21,213
2% 6/1/53 (h)	12,750	10,483
2% 6/1/53 (h)	6,350	5,221
2% 6/1/53 (h)	25,800	21,213
2% 6/1/53 (h)	9,200	7,564
2% 6/1/53 (h)	12,900	10,607
2% 6/1/53 (h)	19,450	15,992
2% 7/1/53 (h)	19,450	16,016
2% 7/1/53 (h)	19,450	16,016
2% 7/1/53 (h)	9,900	8,152
2.5% 6/1/38 (h)	3,700	3,402
2.5% 6/1/53 (h)	16,500	14,093
2.5% 6/1/53 (h)	1,400	1,196
2.5% 6/1/53 (h)	1,400	1,196
2.5% 6/1/53 (h)	4,500	3,843
2.5% 7/1/53 (h)	8,500	7,255
3% 6/1/38 (h)	600	566
3.5% 6/1/53 (h)	9,850	9,037
3.5% 6/1/53 (h)	6,450	5,917
4% 6/1/53 (h)	7,900	7,463
4% 6/1/53 (h)	4,950	4,676
4% 6/1/53 (h)	3,550	3,354
4.5% 6/1/53 (h)	4,200	4,064
5% 6/1/38 (h)	1,450	1,446
5% 6/1/38 (h)	2,900	2,893
5% 6/1/38 (h)	3,600	3,591
5% 6/1/38 (h)	2,150	2,145
5% 6/1/38 (h)	1,175	1,172
5% 6/1/38 (h)	1,025	1,022
5% 6/1/53 (h)	7,950	7,830
5.5% 6/1/53 (h)	12,200	12,192
5.5% 6/1/53 (h)	8,100	8,095
5.5% 6/1/53 (h)	16,300	16,289
5.5% 6/1/53 (h)	9,950	9,943
5.5% 7/1/53 (h)	26,300	26,279
TOTAL UNIFORM MORTGAGE BACKED SECURITIES		323,163
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,138,236)		1,101,508

Asset-Backed Securities - 7.1%
	Principal Amount (a) (000s)	Value ($) (000s)
AASET Trust:
Series 2018-1A Class A, 3.844% 1/16/38 (b)(j)	7,046	4,475
Series 2019-1 Class A, 3.844% 5/15/39 (b)	1,482	1,067
Series 2019-2:
Class A, 3.376% 10/16/39 (b)	4,001	3,159
Class B, 4.458% 10/16/39 (b)	886	312
Series 2021-1A Class A, 2.95% 11/16/41 (b)	6,825	6,150
Series 2021-2A Class A, 2.798% 1/15/47 (b)	12,832	10,978
Aimco Series 2021-BA Class AR, 3 month U.S. LIBOR + 1.100% 6.3603% 1/15/32 (b)(c)(d)	2,225	2,194
AIMCO CLO Ltd. Series 2021-11A Class AR, 3 month U.S. LIBOR + 1.130% 6.3903% 10/17/34 (b)(c)(d)	5,465	5,342
AIMCO CLO Ltd. / AIMCO CLO LLC Series 2021-14A Class A, 3 month U.S. LIBOR + 0.990% 6.2404% 4/20/34 (b)(c)(d)	14,203	13,831
Allegro CLO XV, Ltd. / Allegro CLO VX LLC Series 2022-1A Class A, CME Term SOFR 3 Month Index + 1.500% 6.5485% 7/20/35 (b)(c)(d)	6,465	6,357
Allegro CLO, Ltd. Series 2021-1A Class A, 3 month U.S. LIBOR + 1.140% 6.3904% 7/20/34 (b)(c)(d)	6,507	6,327
Apollo Aviation Securitization Equity Trust Series 2020-1A:
Class A, 3.351% 1/16/40 (b)	1,503	1,263
Class B, 4.335% 1/16/40 (b)	268	135
Ares CLO Series 2019-54A Class A, 3 month U.S. LIBOR + 1.320% 6.5803% 10/15/32 (b)(c)(d)	4,806	4,745
Ares LIX CLO Ltd. Series 2021-59A Class A, 3 month U.S. LIBOR + 1.030% 6.2851% 4/25/34 (b)(c)(d)	4,698	4,579
Ares LV CLO Ltd. Series 2021-55A Class A1R, 3 month U.S. LIBOR + 1.130% 6.3903% 7/15/34 (b)(c)(d)	8,184	8,018
Ares LVIII CLO LLC Series 2022-58A Class AR, CME Term SOFR 3 Month Index + 1.330% 6.3163% 1/15/35 (b)(c)(d)	10,462	10,157
Ares XLI CLO Ltd. / Ares XLI CLO LLC Series 2021-41A Class AR2, 3 month U.S. LIBOR + 1.070% 6.3303% 4/15/34 (b)(c)(d)	9,992	9,745
Ares XXXIV CLO Ltd. Series 2020-2A Class AR2, 3 month U.S. LIBOR + 1.250% 6.5103% 4/17/33 (b)(c)(d)	16,288	16,028
Babson CLO Ltd. Series 2021-1A Class AR, 3 month U.S. LIBOR + 1.150% 6.4103% 10/15/36 (b)(c)(d)	5,474	5,335
Barings CLO Ltd.:
Series 2021-1A Class A, 3 month U.S. LIBOR + 1.020% 6.2751% 4/25/34 (b)(c)(d)	10,335	10,088
Series 2021-4A Class A, 3 month U.S. LIBOR + 1.220% 6.4704% 1/20/32 (b)(c)(d)	9,800	9,675
BETHP Series 2021-1A Class A, 3 month U.S. LIBOR + 1.130% 6.3903% 1/15/35 (b)(c)(d)	8,274	8,067
Blackbird Capital Aircraft:
Series 2016-1A:
Class A, 4.213% 12/16/41 (b)	3,269	2,999
Class AA, 2.487% 12/16/41 (b)(c)	250	239
Series 2021-1A Class A, 2.443% 7/15/46 (b)	9,677	8,487
Bristol Park CLO, Ltd. Series 2020-1A Class AR, 3 month U.S. LIBOR + 0.990% 6.2503% 4/15/29 (b)(c)(d)	6,019	5,951
Castlelake Aircraft Securitization Trust:
Series 2019-1A:
Class A, 3.967% 4/15/39 (b)	4,015	3,568
Class B, 5.095% 4/15/39 (b)	1,844	1,334
Series 2021-1R Class A, 2.741% 8/15/41 (b)	12,095	10,914
Castlelake Aircraft Structured Trust:
Series 2018-1 Class A, 4.125% 6/15/43 (b)	2,547	2,300
Series 2021-1A:
Class A, 3.474% 1/15/46 (b)	2,107	1,933
Class B, 6.656% 1/15/46 (b)	1,414	1,155
Cedar Funding Ltd. Series 2021-10A Class AR, 3 month U.S. LIBOR + 1.100% 6.3504% 10/20/32 (b)(c)(d)	6,612	6,488
Cedar Funding XII CLO Ltd. / Cedar Funding XII CLO LLC Series 2021-12A Class A1R, 3 month U.S. LIBOR + 1.130% 6.3851% 10/25/34 (b)(c)(d)	5,100	4,974
CEDF Series 2021-6A Class ARR, 3 month U.S. LIBOR + 1.050% 6.3004% 4/20/34 (b)(c)(d)	8,665	8,398
Cent CLO Ltd. / Cent CLO Series 2021-29A Class AR, 3 month U.S. LIBOR + 1.170% 6.4204% 10/20/34 (b)(c)(d)	8,292	8,027
CFMT LLC Series 2023 HB12 Class A, 4.25% 4/25/33 (b)	3,888	3,722
CNH Equipment Trust Series 2023 A Class A2, 5.34% 9/15/26	1,210	1,205
Columbia Cent CLO 31 Ltd. Series 2021-31A Class A1, 3 month U.S. LIBOR + 1.200% 6.4504% 4/20/34 (b)(c)(d)	9,800	9,519
Columbia Cent Clo 32 Ltd. / Coliseum Series 2022-32A Class A1, CME Term SOFR 3 Month Index + 1.700% 6.7706% 7/24/34 (b)(c)(d)	9,668	9,518
Columbia Cent CLO Ltd. / Columbia Cent CLO Corp. Series 2021-30A Class A1, 3 month U.S. LIBOR + 1.310% 6.5604% 1/20/34 (b)(c)(d)	12,900	12,654
DB Master Finance LLC:
Series 2017-1A Class A2II, 4.03% 11/20/47 (b)	3,292	3,045
Series 2019-1A:
Class A23, 4.352% 5/20/49 (b)	591	547
Class A2II, 4.021% 5/20/49 (b)	795	748
Series 2021-1A Class A23, 2.791% 11/20/51 (b)	1,379	1,099
Dominos Pizza Master Issuer LLC:
Series 2019-1A Class A2, 3.668% 10/25/49 (b)	5,507	4,863
Series 2021-1A Class A2II, 3.151% 4/25/51 (b)	273	228
Dryden CLO, Ltd.:
Series 2021-76A Class A1R, 3 month U.S. LIBOR + 1.150% 6.4004% 10/20/34 (b)(c)(d)	5,507	5,386
Series 2021-83A Class A, 3 month U.S. LIBOR + 1.220% 6.4817% 1/18/32 (b)(c)(d)	7,090	6,998
Dryden Senior Loan Fund:
Series 2018-70A Class A1, 3 month U.S. LIBOR + 1.170% 6.4303% 1/16/32 (b)(c)(d)	1,808	1,789
Series 2020-78A Class A, 3 month U.S. LIBOR + 1.180% 6.4403% 4/17/33 (b)(c)(d)	4,300	4,226
Series 2021-85A Class AR, 3 month U.S. LIBOR + 1.150% 6.4103% 10/15/35 (b)(c)(d)	7,281	7,099
Series 2021-90A Class A1A, 3 month U.S. LIBOR + 1.130% 6.5091% 2/20/35 (b)(c)(d)	4,292	4,182
Eaton Vance CLO, Ltd.:
Series 2021-1A Class AR, 3 month U.S. LIBOR + 1.100% 6.3603% 4/15/31 (b)(c)(d)	3,720	3,663
Series 2021-2A Class AR, 3 month U.S. LIBOR + 1.150% 6.4103% 1/15/35 (b)(c)(d)	9,611	9,407
Eaton Vance CLO, Ltd. / Eaton Vance CLO LLC Series 2021-1A Class A13R, 3 month U.S. LIBOR + 1.250% 6.5103% 1/15/34 (b)(c)(d)	2,050	2,014
Flatiron CLO Ltd. Series 2021-1A:
Class A1, 3 month U.S. LIBOR + 1.110% 6.375% 7/19/34 (b)(c)(d)	5,916	5,795
Class AR, 3 month U.S. LIBOR + 1.080% 6.3983% 11/16/34 (b)(c)(d)	8,250	8,097
Flatiron CLO Ltd. / Flatiron CLO LLC Series 2020-1A Class A, 3 month U.S. LIBOR + 1.300% 6.6791% 11/20/33 (b)(c)(d)	9,100	8,975
Ford Credit Floorplan Master Owner Trust:
Series 2019-2 Class A, 3.06% 4/15/26	7,032	6,859
Series 2019-4 Class A, 2.44% 9/15/26	1,010	970
Series 2020-2 Class B, 1.32% 9/15/27	4,000	3,638
Series 2023-1 Class A1, 4.92% 5/15/28 (b)	2,500	2,487
Gm Financial Automobile Leasing Series 2023-2 Class A2A, 5.44% 10/20/25	1,700	1,697
GM Financial Consumer Automobile Re Series 2023 2 Class A3, 4.47% 2/16/28	2,780	2,756
GMF Floorplan Owner Revolving Trust:
Series 2020-1 Class C, 1.48% 8/15/25 (b)	4,912	4,861
Series 2020-2 Class C, 1.31% 10/15/25 (b)	6,000	5,878
Horizon Aircraft Finance I Ltd. Series 2018-1 Class A, 4.458% 12/15/38 (b)	1,727	1,490
Horizon Aircraft Finance Ltd. Series 2019-1 Class A, 3.721% 7/15/39 (b)	2,297	1,964
Invesco CLO Ltd. Series 2021-3A Class A, 3 month U.S. LIBOR + 1.130% 6.4027% 10/22/34 (b)(c)(d)	5,835	5,700
Lucali CLO Ltd. Series 2021-1A Class A, 3 month U.S. LIBOR + 1.210% 6.4703% 1/15/33 (b)(c)(d)	4,700	4,641
Madison Park Funding Series 2020-19A Class A1R2, 3 month U.S. LIBOR + 0.920% 6.1927% 1/22/28 (b)(c)(d)	4,008	3,974
Madison Park Funding L Ltd. / Madison Park Funding L LLC Series 2021-50A Class A, CME Term SOFR 3 Month Index + 1.400% 6.4295% 4/19/34 (b)(c)(d)	10,220	10,056
Madison Park Funding LII Ltd. / Madison Park Funding LII LLC Series 2021-52A Class A, 3 month U.S. LIBOR + 1.100% 6.3727% 1/22/35 (b)(c)(d)	9,350	9,099
Madison Park Funding XLV Ltd./Madison Park Funding XLV LLC Series 2021-45A Class AR, 3 month U.S. LIBOR + 1.120% 6.3803% 7/15/34 (b)(c)(d)	5,879	5,773
Madison Park Funding XXXII, Ltd. / Madison Park Funding XXXII LLC Series 2021-32A Class A2R, 3 month U.S. LIBOR + 1.200% 6.4727% 1/22/31 (b)(c)(d)	2,629	2,573
Magnetite CLO LTD Series 2023-36A Class A, CME Term SOFR 3 Month Index + 1.800% 0% 4/22/36 (b)(c)(d)(h)	4,122	4,120
Magnetite CLO Ltd. Series 2021-27A Class AR, 3 month U.S. LIBOR + 1.140% 6.3904% 10/20/34 (b)(c)(d)	1,967	1,923
Magnetite XXI Ltd. Series 2021-21A Class AR, 3 month U.S. LIBOR + 1.020% 6.2704% 4/20/34 (b)(c)(d)	8,363	8,168
Magnetite XXIII, Ltd. Series 2021-23A Class AR, 3 month U.S. LIBOR + 1.130% 6.3851% 1/25/35 (b)(c)(d)	6,892	6,725
Magnetite XXIX, Ltd. / Magnetite XXIX LLC Series 2021-29A Class A, 3 month U.S. LIBOR + 0.990% 6.2503% 1/15/34 (b)(c)(d)	8,900	8,756
MAPS Trust Series 2021-1A Class A, 2.521% 6/15/46 (b)	26,487	22,969
Milos CLO, Ltd. Series 2020-1A Class AR, 3 month U.S. LIBOR + 1.070% 6.3204% 10/20/30 (b)(c)(d)	6,292	6,221
Peace Park CLO, Ltd. Series 2021-1A Class A, 3 month U.S. LIBOR + 1.130% 6.3804% 10/20/34 (b)(c)(d)	3,230	3,166
Planet Fitness Master Issuer LLC:
Series 2018-1A Class A2II, 4.666% 9/5/48 (b)	3,083	2,959
Series 2019-1A Class A2, 3.858% 12/5/49 (b)	5,988	5,122
Series 2022-1A:
Class A2I, 3.251% 12/5/51 (b)	6,414	5,757
Class A2II, 4.008% 12/5/51 (b)	5,732	4,745
Project Silver Series 2019-1 Class A, 3.967% 7/15/44 (b)	8,107	6,810
Rockland Park CLO Ltd. Series 2021-1A Class A, 3 month U.S. LIBOR + 1.120% 6.3704% 4/20/34 (b)(c)(d)	11,224	11,013
RR 7 Ltd. Series 2022-7A Class A1AB, CME Term SOFR 3 Month Index + 1.340% 6.3263% 1/15/37 (b)(c)(d)	10,760	10,512
Sapphire Aviation Finance Series 2020-1A:
Class A, 3.228% 3/15/40 (b)	12,731	10,714
Class B, 4.335% 3/15/40 (b)(j)	522	367
SBA Tower Trust:
Series 2019, 2.836% 1/15/50 (b)	5,278	5,011
1.884% 7/15/50 (b)	3,008	2,717
2.328% 7/15/52 (b)	2,300	1,985
Stratus CLO, Ltd. Series 2022-1A Class A, CME Term SOFR 3 Month Index + 1.750% 6.7985% 7/20/30 (b)(c)(d)	1,450	1,444
SYMP Series 2022-32A Class A1, CME Term SOFR 3 Month Index + 1.320% 6.3906% 4/23/35 (b)(c)(d)	5,480	5,355
Symphony CLO XXI, Ltd. Series 2021-21A Class AR, 3 month U.S. LIBOR + 1.060% 6.3203% 7/15/32 (b)(c)(d)	1,079	1,057
Symphony CLO XXV Ltd. / Symphony CLO XXV LLC Series 2021-25A Class A, 3 month U.S. LIBOR + 0.980% 6.245% 4/19/34 (b)(c)(d)	10,365	10,095
Symphony CLO XXVI Ltd. / Symphony CLO XXVI LLC Series 2021-26A Class AR, 3 month U.S. LIBOR + 1.080% 6.3304% 4/20/33 (b)(c)(d)	9,694	9,508
Terwin Mortgage Trust Series 2003-4HE Class A1, 1 month U.S. LIBOR + 0.860% 5.998% 9/25/34 (c)(d)	4	3
Thunderbolt Aircraft Lease Ltd. Series 2018-A Class A, 4.147% 9/15/38 (b)(c)	9,308	7,959
Thunderbolt III Aircraft Lease Ltd. Series 2019-1 Class A, 3.671% 11/15/39 (b)	6,092	5,087
Toyota Lease Owner Trust Series 2023 A:
Class A2, 5.3% 8/20/25 (b)	5,059	5,028
Class A3, 4.93% 4/20/26 (b)	4,206	4,189
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 3 month U.S. LIBOR + 0.560% 5.7789% 4/6/42 (b)(c)(d)(j)	491	359
Upstart Securitization Trust 3.12% 3/20/32 (b)	1,403	1,371
Verizon Master Trust Series 2023 2 Class A, 4.89% 4/13/28	1,300	1,295
Voya CLO Ltd. Series 2019-2A Class A, 3 month U.S. LIBOR + 1.270% 6.5204% 7/20/32 (b)(c)(d)	5,397	5,331
Voya CLO Ltd./Voya CLO LLC:
Series 2021-2A Class A1R, 3 month U.S. LIBOR + 1.160% 6.425% 7/19/34 (b)(c)(d)	5,438	5,320
Series 2021-3A Class AR, 3 month U.S. LIBOR + 1.150% 6.4004% 10/20/34 (b)(c)(d)	11,071	10,822
Voya CLO, Ltd. Series 2021-1A Class AR, 3 month U.S. LIBOR + 1.150% 6.4103% 7/16/34 (b)(c)(d)	5,466	5,349
World Omni Auto Receivables Trust Series 2023 B:
Class A2A, 5.25% 11/16/26	2,424	2,412
Class A3, 4.66% 5/15/28	4,453	4,433
TOTAL ASSET-BACKED SECURITIES (Cost $653,466)		620,166

Collateralized Mortgage Obligations - 1.6%
	Principal Amount (a) (000s)	Value ($) (000s)
Private Sponsor - 0.2%
BVEBO sequential payer Series 2022-3 Class A, 3.242% 5/29/52 (b)	2,584	2,491
Cascade Funding Mortgage Trust Series 2021-HB6 Class A, 0.8983% 6/25/36 (b)	3,980	3,755
Cfmt 2022-Ebo2 sequential payer Series 2022-EBO2 Class A, 3.169% 7/25/54 (b)	2,753	2,670
CFMT 2022-Hb8 LLC sequential payer Series 2022-HB8 Class A, 3.75% 4/25/25 (b)	5,902	5,770
CSMC Series 2014-3R:
Class 2A1, 1 month U.S. LIBOR + 0.700% 0% 5/27/37 (b)(c)(d)(j)	343	0
Class AA1, 1 month U.S. LIBOR + 0.280% 4.4303% 5/27/37 (b)(c)(d)	326	300
CSMC Trust sequential payer Series 2020-RPL3 Class A1, 2.691% 3/25/60 (b)(c)	3,099	3,003
RMF Buyout Issuance Trust sequential payer Series 2022-HB1 Class A, 4.272% 4/25/32 (b)	1,731	1,664
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 6 month U.S. LIBOR + 0.880% 6.0669% 7/20/34 (c)(d)	1	1
TOTAL PRIVATE SPONSOR		19,654
U.S. Government Agency - 1.4%
Fannie Mae:
floater:
Series 1994-42 Class FK, 10-Year Treasury Constant Maturity Rate - 0.500% 3.08% 4/25/24 (c)(d)	10	10
Series 2001-38 Class QF, 1 month U.S. LIBOR + 0.980% 6.118% 8/25/31 (c)(d)	17	17
Series 2002-18 Class FD, 1 month U.S. LIBOR + 0.800% 5.938% 2/25/32 (c)(d)	2	2
Series 2002-39 Class FD, 1 month U.S. LIBOR + 1.000% 6.1113% 3/18/32 (c)(d)	4	4
Series 2002-60 Class FV, 1 month U.S. LIBOR + 1.000% 6.138% 4/25/32 (c)(d)	8	8
Series 2002-63 Class FN, 1 month U.S. LIBOR + 1.000% 6.138% 10/25/32 (c)(d)	5	5
Series 2002-7 Class FC, 1 month U.S. LIBOR + 0.750% 5.888% 1/25/32 (c)(d)	2	2
Series 2002-74 Class FV, 1 month U.S. LIBOR + 0.450% 5.588% 11/25/32 (c)(d)	88	87
Series 2002-75 Class FA, 1 month U.S. LIBOR + 1.000% 6.138% 11/25/32 (c)(d)	7	7
Series 2003-118 Class S, 8.100% - 1 month U.S. LIBOR 2.962% 12/25/33 (c)(k)(l)	68	10
Series 2006-104 Class GI, 6.680% - 1 month U.S. LIBOR 1.542% 11/25/36 (c)(k)(l)	49	5
Series 2010-15 Class FJ, 1 month U.S. LIBOR + 0.930% 6.068% 6/25/36 (c)(d)	1,429	1,436
planned amortization class:
Series 1993-207 Class H, 6.5% 11/25/23	1	1
Series 1996-28 Class PK, 6.5% 7/25/25	1	1
Series 1999-17 Class PG, 6% 4/25/29	19	19
Series 1999-32 Class PL, 6% 7/25/29	23	23
Series 1999-33 Class PK, 6% 7/25/29	17	17
Series 2001-52 Class YZ, 6.5% 10/25/31	3	3
Series 2003-70 Class BJ, 5% 7/25/33	111	111
Series 2005-102 Class CO 11/25/35 (m)	15	13
Series 2005-64 Class PX, 5.5% 6/25/35	94	93
Series 2005-68 Class CZ, 5.5% 8/25/35	1,569	1,588
Series 2005-73 Class SA, 17.500% - 1 month U.S. LIBOR 4.1912% 8/25/35 (c)(l)	3	3
Series 2005-81 Class PC, 5.5% 9/25/35	40	41
Series 2006-12 Class BO 10/25/35 (m)	53	45
Series 2006-15 Class OP 3/25/36 (m)	68	57
Series 2006-37 Class OW 5/25/36 (m)	9	7
Series 2006-45 Class OP 6/25/36 (m)	21	17
Series 2006-62 Class KP 4/25/36 (m)	32	26
Series 2010-118 Class PB, 4.5% 10/25/40	1,147	1,131
Series 2012-149:
Class DA, 1.75% 1/25/43	392	356
Class GA, 1.75% 6/25/42	427	384
sequential payer:
Series 1997-41 Class J, 7.5% 6/18/27	4	4
Series 1999-25 Class Z, 6% 6/25/29	19	19
Series 2001-20 Class Z, 6% 5/25/31	21	22
Series 2001-31 Class ZC, 6.5% 7/25/31	10	10
Series 2002-16 Class ZD, 6.5% 4/25/32	8	9
Series 2002-74 Class SV, 7.550% - 1 month U.S. LIBOR 2.412% 11/25/32 (c)(k)(l)	18	1
Series 2003-117 Class MD, 5% 12/25/23	9	9
Series 2004-52 Class KZ, 5.5% 7/25/34	545	550
Series 2004-91 Class Z, 5% 12/25/34	1,218	1,214
Series 2005-117 Class JN, 4.5% 1/25/36	132	130
Series 2005-14 Class ZB, 5% 3/25/35	376	375
Series 2006-72 Class CY, 6% 8/25/26	124	124
Series 2009-59 Class HB, 5% 8/25/39	663	665
Series 2012-67 Class AI, 4.5% 7/25/27 (k)	22	1
Series 2020-80 Class BA, 1.5% 3/25/45	1,083	927
Series 2022-1 Class KA, 3% 5/25/48	534	486
Series 2022-3 Class N, 2% 10/25/47	4,300	3,723
Series 2022-30 Class E, 4.5% 7/25/48	1,534	1,481
Series 2022-49 Class TC, 4% 12/25/48	496	482
Series 2022-7 Class A, 3% 5/25/48	760	692
Series 06-116 Class SG, 6.640% - 1 month U.S. LIBOR 1.502% 12/25/36 (c)(k)(l)	33	3
Series 07-40 Class SE, 6.440% - 1 month U.S. LIBOR 1.302% 5/25/37 (c)(k)(l)	18	2
Series 1993-165 Class SH, 19.800% - 1 month U.S. LIBOR 5.2667% 9/25/23 (c)(l)	0	0
Series 2003-21 Class SK, 8.100% - 1 month U.S. LIBOR 2.962% 3/25/33 (c)(k)(l)	4	1
Series 2005-72 Class ZC, 5.5% 8/25/35	272	276
Series 2005-79 Class ZC, 5.9% 9/25/35	156	159
Series 2007-57 Class SA, 40.600% - 1 month U.S. LIBOR 9.792% 6/25/37 (c)(l)	17	21
Series 2007-66:
Class SA, 39.600% - 1 month U.S. LIBOR 8.772% 7/25/37 (c)(l)	22	28
Class SB, 39.600% - 1 month U.S. LIBOR 8.772% 7/25/37 (c)(l)	8	9
Series 2008-12 Class SG, 6.350% - 1 month U.S. LIBOR 1.212% 3/25/38 (c)(k)(l)	114	12
Series 2010-135:
Class LS, 6.050% - 1 month U.S. LIBOR 0.912% 12/25/40 (c)(k)(l)	116	8
Class ZA, 4.5% 12/25/40	56	57
Series 2010-139 Class NI, 4.5% 2/25/40 (k)	184	3
Series 2010-150 Class ZC, 4.75% 1/25/41	544	547
Series 2010-39 Class FG, 1 month U.S. LIBOR + 0.920% 6.058% 3/25/36 (c)(d)	981	986
Series 2010-95 Class ZC, 5% 9/25/40	1,215	1,224
Series 2011-39 Class ZA, 6% 11/25/32	79	81
Series 2011-4 Class PZ, 5% 2/25/41	169	166
Series 2011-67 Class AI, 4% 7/25/26 (k)	62	2
Series 2011-83 Class DI, 6% 9/25/26 (k)	0	0
Series 2012-100 Class WI, 3% 9/25/27 (k)	226	9
Series 2012-14 Class JS, 6.650% - 1 month U.S. LIBOR 1.512% 12/25/30 (c)(k)(l)	16	0
Series 2012-9 Class SH, 6.550% - 1 month U.S. LIBOR 1.412% 6/25/41 (c)(k)(l)	22	0
Series 2013-133 Class IB, 3% 4/25/32 (k)	78	2
Series 2013-134 Class SA, 6.050% - 1 month U.S. LIBOR 0.912% 1/25/44 (c)(k)(l)	76	8
Series 2013-51 Class GI, 3% 10/25/32 (k)	99	6
Series 2013-N1 Class A, 6.720% - 1 month U.S. LIBOR 1.582% 6/25/35 (c)(k)(l)	94	8
Series 2015-42 Class IL, 6% 6/25/45 (k)	481	82
Series 2015-70 Class JC, 3% 10/25/45	541	509
Series 2017-30 Class AI, 5.5% 5/25/47 (k)	268	46
Series 2017-74 Class SH, 6.200% - 1 month U.S. LIBOR 1.062% 10/25/47 (c)(k)(l)	2,202	269
Series 2018-45 Class GI, 4% 6/25/48 (k)	3,039	593
Fannie Mae Stripped Mortgage-Backed Securities:
Series 339 Class 5, 5.5% 7/25/33 (k)	17	3
Series 343 Class 16, 5.5% 5/25/34 (k)	16	3
Series 348 Class 14, 6.5% 8/25/34 (c)(k)	11	2
Series 351:
Class 12, 5.5% 4/25/34 (c)(k)	9	1
Class 13, 6% 3/25/34 (k)	10	2
Series 359 Class 19, 6% 7/25/35 (c)(k)	8	1
Series 384 Class 6, 5% 7/25/37 (k)	67	11
Freddie Mac:
floater:
Series 2412 Class FK, 1 month U.S. LIBOR + 0.800% 5.9074% 1/15/32 (c)(d)	1	1
Series 2423 Class FA, 1 month U.S. LIBOR + 0.900% 6.0074% 3/15/32 (c)(d)	2	2
Series 2424 Class FM, 1 month U.S. LIBOR + 1.000% 6.1074% 3/15/32 (c)(d)	2	2
Series 2432:
Class FE, 1 month U.S. LIBOR + 0.900% 6.0074% 6/15/31 (c)(d)	3	3
Class FG, 1 month U.S. LIBOR + 0.900% 6.0074% 3/15/32 (c)(d)	1	1
Series 2526 Class FC, 1 month U.S. LIBOR + 0.400% 5.5074% 11/15/32 (c)(d)	24	24
Series 2711 Class FC, 1 month U.S. LIBOR + 0.900% 6.0074% 2/15/33 (c)(d)	368	368
floater planned amortization class Series 2770 Class FH, 1 month U.S. LIBOR + 0.400% 5.5074% 3/15/34 (c)(d)	549	542
floater target amortization class Series 3366 Class FD, 1 month U.S. LIBOR + 0.250% 5.3574% 5/15/37 (c)(d)	88	86
planned amortization class:
Series 2095 Class PE, 6% 11/15/28	25	25
Series 2101 Class PD, 6% 11/15/28	12	12
Series 2121 Class MG, 6% 2/15/29	10	10
Series 2131 Class BG, 6% 3/15/29	69	69
Series 2137 Class PG, 6% 3/15/29	11	11
Series 2154 Class PT, 6% 5/15/29	18	19
Series 2162 Class PH, 6% 6/15/29	4	4
Series 2520 Class BE, 6% 11/15/32	34	35
Series 2693 Class MD, 5.5% 10/15/33	74	75
Series 2802 Class OB, 6% 5/15/34	69	70
Series 2996 Class MK, 5.5% 6/15/35	21	21
Series 3002 Class NE, 5% 7/15/35	77	77
Series 3110 Class OP 9/15/35 (m)	19	18
Series 3119 Class PO 2/15/36 (m)	80	64
Series 3121 Class KO 3/15/36 (m)	16	13
Series 3123 Class LO 3/15/36 (m)	45	36
Series 3145 Class GO 4/15/36 (m)	53	43
Series 3189 Class PD, 6% 7/15/36	71	73
Series 3225 Class EO 10/15/36 (m)	27	22
Series 3258 Class PM, 5.5% 12/15/36	29	29
Series 3415 Class PC, 5% 12/15/37	248	246
Series 3806 Class UP, 4.5% 2/15/41	153	152
Series 3832 Class PE, 5% 3/15/41	307	308
Series 3857 Class ZP, 5% 5/15/41	2,174	2,204
Series 4135 Class AB, 1.75% 6/15/42	316	286
sequential payer:
Series 1929 Class EZ, 7.5% 2/17/27	18	18
Series 2004-2862 Class NE, 5% 9/15/24	14	14
Series 2022-5189 Class DA, 2.5% 5/25/49	407	353
Series 2022-5190 Class BA, 2.5% 11/25/47	386	341
Series 2022-5197 Class DA, 2.5% 11/25/47	293	259
Series 2022-5198 Class BA, 2.5% 11/25/47	1,479	1,327
Series 2022-5202 Class LB, 2.5% 10/25/47	313	276
Series 2135 Class JE, 6% 3/15/29	5	5
Series 2145 Class MZ, 6.5% 4/15/29	67	68
Series 2274 Class ZM, 6.5% 1/15/31	7	7
Series 2281 Class ZB, 6% 3/15/30	13	13
Series 2303 Class ZV, 6% 4/15/31	42	42
Series 2357 Class ZB, 6.5% 9/15/31	113	116
Series 2502 Class ZC, 6% 9/15/32	14	14
Series 2519 Class ZD, 5.5% 11/15/32	20	20
Series 2877 Class ZD, 5% 10/15/34	1,483	1,479
Series 2998 Class LY, 5.5% 7/15/25	17	17
Series 3007 Class EW, 5.5% 7/15/25	42	42
Series 3871 Class KB, 5.5% 6/15/41	405	421
Series 06-3115 Class SM, 6.600% - 1 month U.S. LIBOR 1.4926% 2/15/36 (c)(k)(l)	24	2
Series 2013-4281 Class AI, 4% 12/15/28 (k)	48	1
Series 2017-4683 Class LM, 3% 5/15/47	688	647
Series 2018-4763 Class SC, 6.200% - 1 month U.S. LIBOR 1.0926% 8/15/47 (c)(k)(l)	1,116	134
Series 2021-5083 Class VA, 1% 8/15/38	2,000	1,859
Series 2933 Class ZM, 5.75% 2/15/35	358	370
Series 2935 Class ZK, 5.5% 2/15/35	281	288
Series 2947 Class XZ, 6% 3/15/35	140	145
Series 2996 Class ZD, 5.5% 6/15/35	238	244
Series 3237 Class C, 5.5% 11/15/36	324	326
Series 3244 Class SG, 6.660% - 1 month U.S. LIBOR 1.5526% 11/15/36 (c)(k)(l)	101	10
Series 3287 Class SD, 6.750% - 1 month U.S. LIBOR 1.6426% 3/15/37 (c)(k)(l)	154	16
Series 3297 Class BI, 6.760% - 1 month U.S. LIBOR 1.6526% 4/15/37 (c)(k)(l)	214	26
Series 3336 Class LI, 6.580% - 1 month U.S. LIBOR 1.4726% 6/15/37 (c)(k)(l)	66	8
Series 3843 Class PZ, 5% 4/15/41	1,895	1,909
Series 3949 Class MK, 4.5% 10/15/34	57	56
Series 4055 Class BI, 3.5% 5/15/31 (k)	76	2
Series 4149 Class IO, 3% 1/15/33 (k)	68	5
Series 4314 Class AI, 5% 3/15/34 (k)	21	1
Series 4427 Class LI, 3.5% 2/15/34 (k)	252	15
Series 4471 Class PA 4% 12/15/40	268	261
target amortization class Series 2156 Class TC, 6.25% 5/15/29	8	8
Freddie Mac Manufactured Housing participation certificates guaranteed:
floater Series 1686 Class FA, 1 month U.S. LIBOR + 0.900% 5.8477% 2/15/24 (c)(d)	0	0
sequential payer:
Series 2043 Class ZH, 6% 4/15/28	8	8
Series 2056 Class Z, 6% 5/15/28	19	20
Freddie Mac Multi-family Structured pass-thru certificates:
sequential payer Series 4341 Class ML, 3.5% 11/15/31	1,419	1,368
Series 4386 Class AZ, 4.5% 11/15/40	704	692
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2007-37 Class TS, 6.690% - 1 month U.S. LIBOR 1.5846% 6/16/37 (c)(k)(l)	43	5
Series 2007-59 Class FC, 1 month U.S. LIBOR + 0.500% 5.6484% 7/20/37 (c)(d)	313	310
Series 2008-2 Class FD, 1 month U.S. LIBOR + 0.480% 5.6284% 1/20/38 (c)(d)	81	80
Series 2008-73 Class FA, 1 month U.S. LIBOR + 0.860% 6.0084% 8/20/38 (c)(d)	443	444
Series 2008-83 Class FB, 1 month U.S. LIBOR + 0.900% 6.0484% 9/20/38 (c)(d)	325	326
Series 2009-108 Class CF, 1 month U.S. LIBOR + 0.600% 5.7054% 11/16/39 (c)(d)	404	400
Series 2009-116 Class KF, 1 month U.S. LIBOR + 0.530% 5.6354% 12/16/39 (c)(d)	249	246
Series 2010-H03 Class FA, 1 month U.S. LIBOR + 0.550% 5.5677% 3/20/60 (c)(d)(i)	434	432
Series 2010-H17 Class FA, 1 month U.S. LIBOR + 0.330% 5.3477% 7/20/60 (c)(d)(i)	3,486	3,454
Series 2010-H18 Class AF, 1 month U.S. LIBOR + 0.300% 5.1577% 9/20/60 (c)(d)(i)	3,927	3,890
Series 2010-H19 Class FG, 1 month U.S. LIBOR + 0.300% 5.1577% 8/20/60 (c)(d)(i)	3,048	3,019
Series 2010-H27 Class FA, 1 month U.S. LIBOR + 0.380% 5.2377% 12/20/60 (c)(d)(i)	1,664	1,651
Series 2011-H05 Class FA, 1 month U.S. LIBOR + 0.500% 5.3577% 12/20/60 (c)(d)(i)	1,532	1,523
Series 2011-H07 Class FA, 1 month U.S. LIBOR + 0.500% 5.3577% 2/20/61 (c)(d)(i)	1,338	1,329
Series 2011-H12 Class FA, 1 month U.S. LIBOR + 0.490% 5.3477% 2/20/61 (c)(d)(i)	1,882	1,869
Series 2011-H13 Class FA, 1 month U.S. LIBOR + 0.500% 5.3577% 4/20/61 (c)(d)(i)	1,372	1,363
Series 2011-H14:
Class FB, 1 month U.S. LIBOR + 0.500% 5.3577% 5/20/61 (c)(d)(i)	2,133	2,121
Class FC, 1 month U.S. LIBOR + 0.500% 5.3577% 5/20/61 (c)(d)(i)	1,594	1,585
Series 2011-H17 Class FA, 1 month U.S. LIBOR + 0.530% 5.3877% 6/20/61 (c)(d)(i)	1,792	1,782
Series 2011-H20 Class FA, 1 month U.S. LIBOR + 0.550% 5.4077% 9/20/61 (c)(d)(i)	617	614
Series 2011-H21 Class FA, 1 month U.S. LIBOR + 0.600% 5.4577% 10/20/61 (c)(d)(i)	1,989	1,979
Series 2012-98 Class FA, 1 month U.S. LIBOR + 0.400% 5.5484% 8/20/42 (c)(d)	335	326
Series 2012-H01 Class FA, 1 month U.S. LIBOR + 0.700% 5.5577% 11/20/61 (c)(d)(i)	1,913	1,905
Series 2012-H03 Class FA, 1 month U.S. LIBOR + 0.700% 5.5577% 1/20/62 (c)(d)(i)	983	979
Series 2012-H06 Class FA, 1 month U.S. LIBOR + 0.630% 5.4877% 1/20/62 (c)(d)(i)	1,746	1,738
Series 2012-H07 Class FA, 1 month U.S. LIBOR + 0.630% 5.4877% 3/20/62 (c)(d)(i)	839	835
Series 2012-H21 Class DF, 1 month U.S. LIBOR + 0.650% 4.8719% 5/20/61 (c)(d)(i)	15	15
Series 2012-H23 Class WA, 1 month U.S. LIBOR + 0.520% 5.3777% 10/20/62 (c)(d)(i)	22	21
Series 2013-H07 Class BA, 1 month U.S. LIBOR + 0.360% 5.2177% 3/20/63 (c)(d)(i)	30	30
Series 2013-H19:
Class FC, 1 month U.S. LIBOR + 0.600% 5.4577% 8/20/63 (c)(d)(i)	79	79
Class FD, 1 month U.S. LIBOR + 0.600% 5.4577% 8/20/63 (c)(d)(i)	173	173
Series 2014-H03 Class FA, 1 month U.S. LIBOR + 0.600% 5.4577% 1/20/64 (c)(d)(i)	127	126
Series 2014-H05 Class FB, 1 month U.S. LIBOR + 0.600% 5.4577% 12/20/63 (c)(d)(i)	623	621
Series 2014-H11 Class BA, 1 month U.S. LIBOR + 0.500% 5.3577% 6/20/64 (c)(d)(i)	472	469
Series 2015-H07 Class FA, 1 month U.S. LIBOR + 0.300% 4.7397% 3/20/65 (c)(d)(i)	3	3
Series 2015-H13 Class FL, 1 month U.S. LIBOR + 0.280% 4.9101% 5/20/63 (c)(d)(i)	25	25
Series 2015-H19 Class FA, 1 month U.S. LIBOR + 0.200% 4.9322% 4/20/63 (c)(d)(i)	34	34
Series 2016-H20 Class FM, 1 month U.S. LIBOR + 0.400% 4.5948% 12/20/62 (c)(d)(i)	13	13
planned amortization class:
Series 2010-158 Class MS, 10.000% - 1 month U.S. LIBOR 0.0946% 12/20/40 (c)(l)	436	362
Series 2010-31 Class BP, 5% 3/20/40	1,831	1,825
Series 2011-136 Class WI, 4.5% 5/20/40 (k)	122	8
Series 2011-68 Class EC, 3.5% 4/20/41	184	177
Series 2016-69 Class WA, 3% 2/20/46	354	327
Series 2017-134 Class BA, 2.5% 11/20/46	476	429
Series 2017-153 Class GA, 3% 9/20/47	947	860
Series 2017-182 Class KA, 3% 10/20/47	739	672
Series 2018-13 Class Q, 3% 4/20/47	941	867
sequential payer:
Series 2004-24 Class ZM, 5% 4/20/34	120	118
Series 2010-160 Class DY, 4% 12/20/40	895	876
Series 2010-170 Class B, 4% 12/20/40	198	194
Series 2011-69 Class GX, 4.5% 5/16/40	1,797	1,774
Series 2014-H04 Class HA, 2.75% 2/20/64 (i)	2,059	2,022
Series 2017-139 Class BA, 3% 9/20/47	1,654	1,500
Series 2018-H12 Class HA, 3.25% 8/20/68 (i)	3,722	3,580
Series 2004-22 Class M1, 5.5% 4/20/34	581	615
Series 2004-32 Class GS, 6.500% - 1 month U.S. LIBOR 1.3946% 5/16/34 (c)(k)(l)	25	2
Series 2004-73 Class AL, 7.200% - 1 month U.S. LIBOR 2.0946% 8/17/34 (c)(k)(l)	28	3
Series 2007-35 Class SC, 40.200% - 1 month U.S. LIBOR 9.5674% 6/16/37 (c)(l)	4	5
Series 2010-116 Class QB, 4% 9/16/40	68	67
Series 2010-14 Class SN, 5.950% - 1 month U.S. LIBOR 0.8446% 2/16/40 (c)(k)(l)	161	10
Series 2010-169 Class Z, 4.5% 12/20/40	2,623	2,450
Series 2010-H10 Class FA, 1 month U.S. LIBOR + 0.330% 5.3477% 5/20/60 (c)(d)(i)	241	239
Series 2010-H16 Class BA, 3.55% 7/20/60 (i)	443	430
Series 2010-H18 Class PL, 5.01% 9/20/60 (c)(i)	56	55
Series 2011-94 Class SA, 6.100% - 1 month U.S. LIBOR 0.9516% 7/20/41 (c)(k)(l)	83	8
Series 2012-76 Class GS, 6.700% - 1 month U.S. LIBOR 1.5946% 6/16/42 (c)(k)(l)	95	9
Series 2013-149 Class MA, 2.5% 5/20/40	658	629
Series 2013-H01 Class FA, 1.65% 1/20/63 (i)	0	0
Series 2013-H04 Class BA, 1.65% 2/20/63 (i)	2	2
Series 2013-H08 Class MA, 3% 3/20/63 (i)	25	23
Series 2014-2 Class BA, 3% 1/20/44	1,777	1,622
Series 2014-21 Class HA, 3% 2/20/44	660	604
Series 2014-25 Class HC, 3% 2/20/44	1,126	1,025
Series 2014-5 Class A, 3% 1/20/44	971	887
Series 2015-H13 Class HA, 2.5% 8/20/64 (i)	9	8
Series 2015-H30 Class HA, 1.75% 9/20/62 (c)(i)	106	101
Series 2016-H13 Class FB, U.S. TREASURY 1 YEAR INDEX + 0.500% 5.08% 5/20/66 (c)(d)(i)	4,123	4,110
Series 2017-186 Class HK, 3% 11/16/45	964	877
Series 2017-H06 Class FA, U.S. TREASURY 1 YEAR INDEX + 0.350% 4.93% 8/20/66 (c)(d)(i)	5,449	5,420
Series 2090-118 Class XZ, 5% 12/20/39	6,733	6,781
Ginnie Mae REMIC Trust Series 2015-H17 Class GZ, 4.3016% 5/20/65 (c)(i)	60	59
TOTAL U.S. GOVERNMENT AGENCY		117,243
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $140,940)		136,897

Commercial Mortgage Securities - 8.1%
	Principal Amount (a) (000s)	Value ($) (000s)
BAMLL Commercial Mortgage Securities Trust:
floater:
Series 2019-RLJ Class A, 1 month U.S. LIBOR + 1.050% 6.157% 4/15/36 (b)(c)(d)	8,900	8,798
Series 2022-DKLX:
Class A, CME Term SOFR 1 Month Index + 1.150% 6.21% 1/15/39 (b)(c)(d)	5,821	5,654
Class B, CME Term SOFR 1 Month Index + 1.550% 6.61% 1/15/39 (b)(c)(d)	1,099	1,066
Class C, CME Term SOFR 1 Month Index + 2.150% 7.21% 1/15/39 (b)(c)(d)	785	757
sequential payer Series 2019-BPR Class ANM, 3.112% 11/5/32 (b)	3,676	3,355
Series 2019-BPR:
Class BNM, 3.465% 11/5/32 (b)	825	692
Class CNM, 3.7186% 11/5/32 (b)(c)	341	270
BANK:
sequential payer:
Series 2017-BNK9 Class ASB, 3.47% 11/15/54	918	876
Series 2018-BN10 Class A5, 3.688% 2/15/61	2,479	2,316
Series 2018-BN12 Class ASB, 4.165% 5/15/61	2,000	1,937
Series 2019-BN21 Class A5, 2.851% 10/17/52	5,732	4,959
Series 2019-BN24 Class A3, 2.96% 11/15/62	6,283	5,504
Series 2021-BN33 Class XA, 1.056% 5/15/64 (c)(k)	16,524	935
Bayview Commercial Asset Trust floater:
Series 2003-2 Class M1, 1 month U.S. LIBOR + 1.270% 6.413% 12/25/33 (b)(c)(d)	3	3
Series 2005-3A:
Class A2, 1 month U.S. LIBOR + 0.600% 5.738% 11/25/35 (b)(c)(d)	17	15
Class M1, 1 month U.S. LIBOR + 0.660% 5.798% 11/25/35 (b)(c)(d)	8	8
Class M2, 1 month U.S. LIBOR + 0.730% 5.873% 11/25/35 (b)(c)(d)	12	11
Class M3, 1 month U.S. LIBOR + 0.760% 5.903% 11/25/35 (b)(c)(d)	10	9
Class M4, 1 month U.S. LIBOR + 0.900% 6.038% 11/25/35 (b)(c)(d)	13	12
Series 2005-4A:
Class A2, 1 month U.S. LIBOR + 0.580% 5.723% 1/25/36 (b)(c)(d)	41	37
Class B1, 1 month U.S. LIBOR + 2.100% 7.238% 1/25/36 (b)(c)(d)	12	35
Class M1, 1 month U.S. LIBOR + 0.670% 5.813% 1/25/36 (b)(c)(d)	13	12
Class M2, 1 month U.S. LIBOR + 0.700% 5.843% 1/25/36 (b)(c)(d)	9	8
Class M3, 1 month U.S. LIBOR + 0.750% 5.888% 1/25/36 (b)(c)(d)	13	12
Class M4, 1 month U.S. LIBOR + 0.910% 6.053% 1/25/36 (b)(c)(d)	14	12
Class M5, 1 month U.S. LIBOR + 0.970% 6.113% 1/25/36 (b)(c)(d)	14	12
Class M6, 1 month U.S. LIBOR + 1.050% 6.188% 1/25/36 (b)(c)(d)	15	13
Series 2006-1:
Class A2, 1 month U.S. LIBOR + 0.540% 5.678% 4/25/36 (b)(c)(d)	12	11
Class M1, 1 month U.S. LIBOR + 0.570% 5.708% 4/25/36 (b)(c)(d)	8	7
Class M2, 1 month U.S. LIBOR + 0.600% 5.738% 4/25/36 (b)(c)(d)	8	7
Class M3, 1 month U.S. LIBOR + 0.630% 5.768% 4/25/36 (b)(c)(d)	13	11
Class M4, 1 month U.S. LIBOR + 0.780% 5.918% 4/25/36 (b)(c)(d)	7	6
Class M5, 1 month U.S. LIBOR + 0.840% 5.978% 4/25/36 (b)(c)(d)	7	6
Class M6, 1 month U.S. LIBOR + 0.960% 6.098% 4/25/36 (b)(c)(d)	8	6
Series 2006-2A:
Class M1, 1 month U.S. LIBOR + 0.460% 5.448% 7/25/36 (b)(c)(d)	11	11
Class M2, 1 month U.S. LIBOR + 0.490% 5.468% 7/25/36 (b)(c)(d)	8	7
Class M3, 1 month U.S. LIBOR + 0.520% 5.488% 7/25/36 (b)(c)(d)	12	11
Class M4, 1 month U.S. LIBOR + 0.630% 5.558% 7/25/36 (b)(c)(d)	8	7
Class M5, 1 month U.S. LIBOR + 0.700% 5.608% 7/25/36 (b)(c)(d)	10	10
Series 2006-3A Class M4, 1 month U.S. LIBOR + 0.430% 5.783% 10/25/36 (b)(c)(d)	10	55
Series 2006-4A:
Class A2, 1 month U.S. LIBOR + 0.400% 5.543% 12/25/36 (b)(c)(d)	90	83
Class M1, 1 month U.S. LIBOR + 0.430% 5.573% 12/25/36 (b)(c)(d)	13	12
Class M2, 1 month U.S. LIBOR + 0.460% 5.603% 12/25/36 (b)(c)(d)	17	15
Class M3, 1 month U.S. LIBOR + 0.510% 5.648% 12/25/36 (b)(c)(d)	9	8
Series 2007-1 Class A2, 1 month U.S. LIBOR + 0.270% 5.543% 3/25/37 (b)(c)(d)	23	21
Series 2007-2A:
Class A1, 1 month U.S. LIBOR + 0.270% 5.408% 7/25/37 (b)(c)(d)	72	64
Class A2, 1 month U.S. LIBOR + 0.320% 5.458% 7/25/37 (b)(c)(d)	67	59
Class M1, 1 month U.S. LIBOR + 0.370% 5.508% 7/25/37 (b)(c)(d)	23	20
Class M2, 1 month U.S. LIBOR + 0.410% 5.548% 7/25/37 (b)(c)(d)	28	24
Class M3, 1 month U.S. LIBOR + 0.490% 5.628% 7/25/37 (b)(c)(d)	33	34
Series 2007-3:
Class A2, 1 month U.S. LIBOR + 0.290% 5.573% 7/25/37 (b)(c)(d)	25	22
Class M1, 1 month U.S. LIBOR + 0.310% 5.603% 7/25/37 (b)(c)(d)	13	11
Class M2, 1 month U.S. LIBOR + 0.340% 5.648% 7/25/37 (b)(c)(d)	14	12
Class M3, 1 month U.S. LIBOR + 0.370% 5.693% 7/25/37 (b)(c)(d)	22	20
Class M4, 1 month U.S. LIBOR + 0.500% 5.888% 7/25/37 (b)(c)(d)	35	31
Class M5, 1 month U.S. LIBOR + 0.600% 6.038% 7/25/37 (b)(c)(d)	19	22
Benchmark Mortgage Trust:
sequential payer:
Series 2018-B4 Class A5, 4.121% 7/15/51	806	763
Series 2019-B10 Class A4, 3.717% 3/15/62	1,426	1,309
Series 2019-B13 Class A4, 2.952% 8/15/57	8,383	7,307
Series 2018-B8 Class A5, 4.2317% 1/15/52	10,843	10,179
BFLD Trust floater sequential payer Series 2020-OBRK Class A, CME Term SOFR 1 Month Index + 2.160% 7.2235% 11/15/28 (b)(c)(d)	6,788	6,743
BPR Trust floater Series 2022-OANA:
Class A, CME Term SOFR 1 Month Index + 1.890% 6.9573% 4/15/37 (b)(c)(d)	18,788	18,202
Class B, CME Term SOFR 1 Month Index + 2.440% 7.5063% 4/15/37 (b)(c)(d)	4,991	4,846
BX Commercial Mortgage Trust floater:
Series 2021-PAC:
Class A, 1 month U.S. LIBOR + 0.680% 5.7971% 10/15/36 (b)(c)(d)	11,302	10,911
Class B, 1 month U.S. LIBOR + 0.890% 6.0068% 10/15/36 (b)(c)(d)	1,691	1,622
Class C, 1 month U.S. LIBOR + 1.090% 6.2066% 10/15/36 (b)(c)(d)	2,263	2,154
Class D, 1 month U.S. LIBOR + 1.290% 6.4063% 10/15/36 (b)(c)(d)	2,197	2,073
Class E, 1 month U.S. LIBOR + 1.940% 7.0555% 10/15/36 (b)(c)(d)	7,638	7,220
Series 2022-LP2:
Class B, CME Term SOFR 1 Month Index + 1.310% 6.3716% 2/15/39 (b)(c)(d)	4,043	3,889
Class C, CME Term SOFR 1 Month Index + 1.560% 6.621% 2/15/39 (b)(c)(d)	4,043	3,838
Class D, CME Term SOFR 1 Month Index + 1.960% 7.0201% 2/15/39 (b)(c)(d)	4,043	3,819
Bx Commercial Mortgage Trust 2:
floater Series 2019-IMC:
Class B, 1 month U.S. LIBOR + 1.300% 6.407% 4/15/34 (b)(c)(d)	2,644	2,584
Class C, 1 month U.S. LIBOR + 1.600% 6.707% 4/15/34 (b)(c)(d)	1,748	1,704
Class D, 1 month U.S. LIBOR + 1.900% 7.007% 4/15/34 (b)(c)(d)	1,835	1,784
floater sequential payer Series 2019-IMC Class A, 1 month U.S. LIBOR + 1.000% 6.107% 4/15/34 (b)(c)(d)	5,741	5,668
BX Trust:
floater:
Series 2018-EXCL Class D, 1 month U.S. LIBOR + 2.620% 7.733% 9/15/37 (b)(c)(d)	1,060	985
Series 2019-XL:
Class B, CME Term SOFR 1 Month Index + 1.190% 6.2538% 10/15/36 (b)(c)(d)	10,782	10,661
Class C, CME Term SOFR 1 Month Index + 1.360% 6.4238% 10/15/36 (b)(c)(d)	2,859	2,815
Class D, CME Term SOFR 1 Month Index + 1.560% 6.6238% 10/15/36 (b)(c)(d)	4,049	3,978
Class E, CME Term SOFR 1 Month Index + 1.910% 6.9738% 10/15/36 (b)(c)(d)	5,690	5,575
Series 2022-GPA Class A, CME Term SOFR 1 Month Index + 2.160% 7.2243% 10/15/39 (b)(c)(d)	5,384	5,381
Series 2022-IND:
Class A, CME Term SOFR 1 Month Index + 1.490% 6.5503% 4/15/37 (b)(c)(d)	9,445	9,318
Class B, CME Term SOFR 1 Month Index + 1.940% 6.9993% 4/15/37 (b)(c)(d)	4,815	4,735
Class C, CME Term SOFR 1 Month Index + 2.290% 7.3493% 4/15/37 (b)(c)(d)	1,087	1,056
Class D, CME Term SOFR 1 Month Index + 2.830% 7.8983% 4/15/37 (b)(c)(d)	909	868
floater sequential payer Series 2019-XL Class A, CME Term SOFR 1 Month Index + 1.030% 6.0938% 10/15/36 (b)(c)(d)	29,804	29,598
CAMB Commercial Mortgage Trust floater Series 2019-LIFE:
Class A, 1 month U.S. LIBOR + 1.070% 6.177% 12/15/37 (b)(c)(d)	5,900	5,833
Class B, 1 month U.S. LIBOR + 1.250% 6.357% 12/15/37 (b)(c)(d)	1,800	1,772
CD Commercial Mortgage Trust sequential payer Series 2017-CD6 Class ASB, 3.332% 11/13/50	1,799	1,712
CF Hippolyta Issuer LLC sequential payer:
Series 2020-1:
Class A1, 1.69% 7/15/60 (b)	18,910	17,078
Class A2, 1.99% 7/15/60 (b)	12,275	10,319
Series 2021-1A Class A1, 1.53% 3/15/61 (b)	13,114	11,459
CHC Commercial Mortgage Trust floater Series 2019-CHC:
Class A, 1 month U.S. LIBOR + 1.120% 6.227% 6/15/34 (b)(c)(d)	7,501	7,406
Class B, 1 month U.S. LIBOR + 1.500% 6.607% 6/15/34 (b)(c)(d)	1,284	1,249
Class C, 1 month U.S. LIBOR + 1.750% 6.857% 6/15/34 (b)(c)(d)	1,451	1,389
Citigroup Commercial Mortgage Trust Series 2014-GC25 Class A/S, 4.017% 10/10/47	4,150	3,958
COMM Mortgage Trust:
sequential payer:
Series 2014-CR18 Class A5, 3.828% 7/15/47	1,366	1,324
Series 2020-SBX Class A, 1.67% 1/10/38 (b)	22,582	19,677
Series 2013-CR13 Class AM, 4.449% 11/10/46	2,011	1,976
Commercial Mortgage Trust sequential payer Series 2018-CD7 Class ASB, 4.213% 8/15/51	2,000	1,933
Credit Suisse Mortgage Trust:
floater Series 2019-ICE4:
Class A, 1 month U.S. LIBOR + 0.980% 6.087% 5/15/36 (b)(c)(d)	26,512	26,347
Class B, 1 month U.S. LIBOR + 1.230% 6.337% 5/15/36 (b)(c)(d)	19,357	19,161
Class C, 1 month U.S. LIBOR + 1.430% 6.537% 5/15/36 (b)(c)(d)	2,013	1,993
sequential payer Series 2020-NET Class A, 2.2569% 8/15/37 (b)	2,527	2,270
Series 2018-SITE:
Class A, 4.284% 4/15/36 (b)	2,941	2,828
Class B, 4.5349% 4/15/36 (b)	861	820
Class C, 4.782% 4/15/36 (b)(c)	561	533
Class D, 4.782% 4/15/36 (b)(c)	1,122	1,053
DBCCRE Mortgage Trust sequential payer Series 2014-ARCP Class A, 4.2382% 1/10/34 (b)	15,370	14,940
ELP Commercial Mortgage Trust floater Series 2021-ELP:
Class A, 1 month U.S. LIBOR + 0.700% 5.809% 11/15/38 (b)(c)(d)	15,449	14,897
Class B, 1 month U.S. LIBOR + 1.120% 6.2282% 11/15/38 (b)(c)(d)	3,900	3,746
Extended Stay America Trust floater Series 2021-ESH:
Class A, 1 month U.S. LIBOR + 1.080% 6.188% 7/15/38 (b)(c)(d)	6,143	6,012
Class B, 1 month U.S. LIBOR + 1.380% 6.488% 7/15/38 (b)(c)(d)	2,849	2,772
Class C, 1 month U.S. LIBOR + 1.700% 6.808% 7/15/38 (b)(c)(d)	2,100	2,043
Class D, 1 month U.S. LIBOR + 2.250% 7.358% 7/15/38 (b)(c)(d)	4,238	4,110
Freddie Mac:
sequential payer:
Series 2015-K049 Class A2, 3.01% 7/25/25	740	715
Series 2015-K051 Class A2, 3.308% 9/25/25	1,170	1,136
Series 2016-K054 Class A2, 2.745% 1/25/26	2,144	2,053
Series 2021-K126 Class A2, 2.074% 1/25/31	1,500	1,279
Series 2021-K127 Class A2, 2.108% 1/25/31	3,000	2,563
Series 2021-K136 Class A2, 2.127% 11/25/31	400	337
Series 2022-150 Class A2, 3.71% 9/25/32	2,600	2,471
Series 2022-K141 Class A2, 2.25% 2/25/32	869	737
Series 2022-K142 Class A2, 2.4% 3/25/32	4,119	3,533
Series 2022-K143 Class A2, 2.35% 3/25/32	400	341
Series 2022-K144 Class A2, 2.45% 4/25/32	3,107	2,672
Series 2022-K145 Class A2, 2.58% 5/25/32	200	174
Series 2022-K146 Class A2, 2.92% 6/25/32	1,798	1,605
Series 2022-K147 Class A2, 3% 6/25/32	2,273	2,042
Series 2022-K747 Class A2, 2.05% 11/25/28	2,000	1,787
Series K047 Class A2, 3.329% 5/25/25	3,490	3,387
GS Mortgage Securities Trust:
floater Series 2021-IP:
Class A, 1 month U.S. LIBOR + 0.950% 6.057% 10/15/36 (b)(c)(d)	6,605	6,194
Class B, 1 month U.S. LIBOR + 1.150% 6.257% 10/15/36 (b)(c)(d)	1,021	942
Class C, 1 month U.S. LIBOR + 1.550% 6.657% 10/15/36 (b)(c)(d)	841	762
sequential payer Series 2018-GS10 Class AAB, 4.106% 7/10/51	2,000	1,926
Series 2011-GC5 Class A/S, 5.1526% 8/10/44 (b)(c)	5,088	4,927
Series 2015-GC34 Class XA, 1.2021% 10/10/48 (c)(k)	17,262	388
Intown Mortgage Trust floater sequential payer Series 2022-STAY Class A, CME Term SOFR 1 Month Index + 2.480% 7.5476% 8/15/39 (b)(c)(d)	8,964	8,961
J.P. Morgan Chase Commercial Mortgage Securities Trust floater Series 2012-NLP Class A, CME Term SOFR 1 Month Index + 0.590% 5.6558% 4/15/37 (b)(c)(d)	6,968	6,611
JP Morgan Chase Commercial Mortgage Securities Trust sequential payer Series 2021-2NU Class A, 1.9739% 1/5/40 (b)	25,800	20,753
JPMBB Commercial Mortgage Securities Trust Series 2013-C14 Class A/S, 4.4093% 8/15/46	654	652
JPMDB Commercial Mortgage Securities Trust sequential payer:
Series 2018-C8 Class ASB, 4.145% 6/15/51	2,000	1,928
Series 2019-COR6 Class A4, 3.0565% 11/13/52	1,823	1,556
JPMorgan Chase Commercial Mortgage Securities Trust:
sequential payer Series 2020-NNN Class AFX, 2.8123% 1/16/37 (b)	31,484	28,620
Series 2013-LC11 Class A/S, 3.216% 4/15/46	642	596
Series 2018-WPT:
Class AFX, 4.2475% 7/5/33 (b)	2,821	2,535
Class CFX, 4.9498% 7/5/33 (b)	485	416
Class DFX, 5.3503% 7/5/33 (b)	955	800
Class EFX, 5.3635% 7/5/33 (b)(c)	1,020	839
Life Financial Services Trust floater Series 2022-BMR2:
Class A1, CME Term SOFR 1 Month Index + 1.290% 6.3545% 5/15/39 (b)(c)(d)	12,720	12,452
Class B, CME Term SOFR 1 Month Index + 1.790% 6.8532% 5/15/39 (b)(c)(d)	8,835	8,628
Class C, CME Term SOFR 1 Month Index + 2.090% 7.1524% 5/15/39 (b)(c)(d)	4,950	4,795
Class D, CME Term SOFR 1 Month Index + 2.540% 7.6012% 5/15/39 (b)(c)(d)	4,400	4,185
LIFE Mortgage Trust floater Series 2021-BMR:
Class A, CME Term SOFR 1 Month Index + 0.810% 5.8735% 3/15/38 (b)(c)(d)	9,783	9,530
Class B, CME Term SOFR 1 Month Index + 0.990% 6.0535% 3/15/38 (b)(c)(d)	2,360	2,285
Class C, CME Term SOFR 1 Month Index + 1.210% 6.2735% 3/15/38 (b)(c)(d)	1,485	1,427
Class D, CME Term SOFR 1 Month Index + 1.510% 6.5735% 3/15/38 (b)(c)(d)	2,066	1,981
Class E, CME Term SOFR 1 Month Index + 1.860% 6.9235% 3/15/38 (b)(c)(d)	1,805	1,714
Morgan Stanley BAML Trust sequential payer Series 2016-C28 Class A3, 3.272% 1/15/49	7,430	6,989
Morgan Stanley Capital I Trust:
sequential payer:
Series 2019-MEAD Class A, 3.17% 11/10/36 (b)	7,903	7,332
Series 2021-L6 Class A4, 2.444% 6/15/54 (c)	5,294	4,290
Series 2018-H4 Class A4, 4.31% 12/15/51	4,056	3,835
Series 2019-MEAD:
Class B, 3.1771% 11/10/36 (b)(c)	1,142	1,046
Class C, 3.1771% 11/10/36 (b)(c)	1,096	982
MSCCG Trust floater Series 2018-SELF:
Class A, 1 month U.S. LIBOR + 0.900% 6.008% 10/15/37 (b)(c)(d)	927	913
Class B, 1 month U.S. LIBOR + 1.080% 6.188% 10/15/37 (b)(c)(d)	3,125	3,059
NYT Mortgage Trust floater Series 2019-NYT Class A, 1 month U.S. LIBOR + 1.200% 6.307% 12/15/35 (b)(c)(d)	22,356	21,308
Prima Capital Ltd.:
floater Series 2021-9A Class B, 1 month U.S. LIBOR + 1.800% 6.9484% 12/15/37 (b)(c)(d)	2,833	2,757
floater sequential payer Series 2021-9A Class A, 1 month U.S. LIBOR + 1.450% 6.5984% 12/15/37 (b)(c)(d)	641	639
SPGN Mortgage Trust floater Series 2022-TFLM:
Class B, CME Term SOFR 1 Month Index + 2.000% 7.0593% 2/15/39 (b)(c)(d)	2,586	2,442
Class C, CME Term SOFR 1 Month Index + 2.650% 7.7093% 2/15/39 (b)(c)(d)	1,345	1,266
SREIT Trust floater:
Series 2021-FLWR Class A, 1 month U.S. LIBOR + 0.570% 5.6836% 7/15/36 (b)(c)(d)	4,098	3,954
Series 2021-MFP:
Class A, 1 month U.S. LIBOR + 0.730% 5.8382% 11/15/38 (b)(c)(d)	13,222	12,774
Class B, 1 month U.S. LIBOR + 1.070% 6.1872% 11/15/38 (b)(c)(d)	5,947	5,741
Class C, 1 month U.S. LIBOR + 1.320% 6.4364% 11/15/38 (b)(c)(d)	3,694	3,538
Class D, 1 month U.S. LIBOR + 1.570% 6.6856% 11/15/38 (b)(c)(d)	2,427	2,314
UBS Commercial Mortgage Trust sequential payer Series 2019-C17 Class ASB, 2.8655% 10/15/52	2,200	1,999
VLS Commercial Mortgage Trust:
sequential payer Series 2020-LAB Class A, 2.13% 10/10/42 (b)	9,860	7,809
Series 2020-LAB Class B, 2.453% 10/10/42 (b)	510	397
Wells Fargo Commercial Mortgage Trust:
floater:
Series 2016-C32 Class A3FL, 1 month U.S. LIBOR + 1.420% 6.5277% 1/15/59 (c)(d)	23,457	23,261
Series 2021-FCMT Class A, 1 month U.S. LIBOR + 1.200% 6.307% 5/15/31 (b)(c)(d)	5,818	5,439
sequential payer:
Series 2015-C26 Class A4, 3.166% 2/15/48	8,381	7,950
Series 2015-C29 Class ASB, 3.4% 6/15/48	1,442	1,401
Series 2018-C46 Class ASB, 4.086% 8/15/51	2,000	1,928
Series 2019-C52 Class A5, 2.892% 8/15/52	2,411	2,100
Series 2015-SG1 Class ASB, 3.556% 9/15/48	1,236	1,205
Series 2018-C48 Class A5, 4.302% 1/15/52	2,498	2,376
WF-RBS Commercial Mortgage Trust sequential payer Series 2014-C24 Class A4, 3.343% 11/15/47	7,819	7,489
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $756,945)		711,894

Municipal Securities - 0.3%
	Principal Amount (a) (000s)	Value ($) (000s)
Chicago Board of Ed. Series 2009 G, 1.75% 12/15/25	3,960	3,565
Illinois Gen. Oblig.:
Series 2003:
4.95% 6/1/23	811	811
5.1% 6/1/33	13,950	13,790
Series 2010-1, 6.63% 2/1/35	1,186	1,247
Series 2010-3:
6.725% 4/1/35	1,578	1,668
7.35% 7/1/35	813	878
New Jersey Econ. Dev. Auth. State Pension Fdg. Rev. Series 1997, 7.425% 2/15/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,201	7,831
TOTAL MUNICIPAL SECURITIES (Cost $31,135)		29,790

Foreign Government and Government Agency Obligations - 0.3%
	Principal Amount (a) (000s)	Value ($) (000s)
Indonesian Republic 3.85% 10/15/30	10,505	9,952
Panamanian Republic 3.298% 1/19/33	18,095	15,124
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $28,567)		25,076

Bank Notes - 0.1%
	Principal Amount (a) (000s)	Value ($) (000s)
Discover Bank 4.682% 8/9/28 (c)	1,865	1,718
KeyBank NA 6.95% 2/1/28	725	662
Regions Bank 6.45% 6/26/37	2,685	2,672
TOTAL BANK NOTES (Cost $5,117)		5,052

Fixed-Income Funds - 1.5%
	Shares	Value ($) (000s)
Fidelity Specialized High Income Central Fund (n) (Cost $148,963)	1,578,283	131,218

Preferred Securities - 0.2%
	Principal Amount (a) (000s)	Value ($) (000s)
FINANCIALS - 0.2%
Banks - 0.2%
Bank of Nova Scotia:
3 month U.S. LIBOR + 2.640% 7.8459% (c)(d)(o)	8,146	6,907
4.9% (c)(o)	11,200	10,196
(Cost $19,752)		17,103

Money Market Funds - 0.7%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 5.14% (p) (Cost $59,285)	59,274,136	59,286

TOTAL INVESTMENT IN SECURITIES - 105.5% (Cost $9,986,138)	9,223,708
NET OTHER ASSETS (LIABILITIES) - (5.5)%	(478,574)
NET ASSETS - 100.0%	8,745,134

TBA Sale Commitments
	Principal Amount (a) (000s)	Value ($) (000s)
Ginnie Mae
2% 6/1/53	(13,300)	(11,278)
2% 6/1/53	(17,700)	(15,009)
2% 6/1/53	(4,350)	(3,689)
2.5% 6/1/53	(13,350)	(11,658)
3% 6/1/53	(12,750)	(11,466)
3.5% 6/1/53	(6,450)	(5,978)

TOTAL GINNIE MAE		(59,078)

Uniform Mortgage Backed Securities
1.5% 6/1/53	(16,000)	(12,476)
2% 6/1/38	(1,550)	(1,388)
2% 6/1/53	(19,450)	(15,992)
2% 6/1/53	(19,450)	(15,992)
2% 6/1/53	(7,600)	(6,249)
2% 6/1/53	(3,900)	(3,207)
2% 6/1/53	(5,000)	(4,111)
2% 6/1/53	(9,900)	(8,140)
2.5% 6/1/38	(3,100)	(2,850)
2.5% 6/1/53	(1,550)	(1,324)
2.5% 6/1/53	(8,500)	(7,260)
3% 6/1/38	(600)	(566)
3.5% 6/1/53	(6,450)	(5,917)
3.5% 6/1/53	(4,400)	(4,037)
3.5% 6/1/53	(1,500)	(1,376)
4% 6/1/53	(1,200)	(1,134)
5.5% 6/1/53	(1,400)	(1,399)
5.5% 6/1/53	(700)	(700)
5.5% 6/1/53	(26,300)	(26,283)
5.5% 6/1/53	(11,000)	(10,993)

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		(131,394)

TOTAL TBA SALE COMMITMENTS (Proceeds $190,511)		(190,472)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($) (000s)	Value ($) (000s)	Unrealized Appreciation/ (Depreciation) ($) (000s)
Purchased

Treasury Contracts
CBOT 2-Year U.S. Treasury Note Contracts (United States)	4	Sep 2023	823	(2)	(2)

Sold

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	640	Sep 2023	73,260	(141)	(141)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	155	Sep 2023	16,907	20	20
CBOT Long Term U.S. Treasury Bond Contracts (United States)	268	Sep 2023	34,396	(363)	(363)

TOTAL SOLD					(484)

TOTAL FUTURES CONTRACTS					(486)
The notional amount of futures purchased as a percentage of Net Assets is 0.0%
The notional amount of futures sold as a percentage of Net Assets is 1.4%

Credit Default Swaps
Underlying Reference	Rating(1)	Maturity Date	Clearinghouse / Counterparty	Fixed Payment Received/ (Paid)	Payment Frequency	Notional Amount (000s)(2)(3)	Value ($) (000s)(1)	Upfront Premium Received/ (Paid) ($) (000s)	Unrealized Appreciation/ (Depreciation) ($) (000s)
Buy Protection
CMBX N.A. AAA Index Series 13		Dec 2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	8,020	178	(131)	47
CMBX N.A. AAA Index Series 13		Dec 2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	100	2	(1)	1
CMBX N.A. BBB Index Series 16		Apr 2065	Goldman Sachs & Co. LLC	(3%)	Monthly	230	72	(62)	10
CMBX N.A. BBB Index Series 16		Apr 2065	Goldman Sachs & Co. LLC	(3%)	Monthly	300	94	(89)	5
CMBX N.A. BBB Index Series 16		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly	800	252	(207)	45
CMBX N.A. BBB Index Series 16		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly	1,170	368	(321)	47

TOTAL BUY PROTECTION							966	(811)	155
Sell Protection
CMBX N.A. AAA Index Series 13		Dec 2072	Morgan Stanley Capital Services LLC	0.5%	Monthly	6,860	(152)	159	7
CMBX N.A. AAA Index Series 13	NR	Dec 2072	Morgan Stanley Capital Services LLC	0.5%	Monthly	1,260	(28)	30	2

TOTAL SELL PROTECTION							(180)	189	9
TOTAL CREDIT DEFAULT SWAPS							786	(622)	164

(1)Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

(2)The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

(3)Notional amount is stated in U.S. Dollars unless otherwise noted.

Interest Rate Swaps
Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount (000s)(2)	Value ($) (000s)	Upfront Premium Received/ (Paid) ($) (000s)(3)	Unrealized Appreciation/ (Depreciation) ($) (000s)
3.75%	Annual	U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	LCH	Jun 2025	38,571	422	0	422
3.25%	Annual	U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	LCH	Jun 2028	16,238	325	0	325
3%	Annual	U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	LCH	Jun 2030	2,341	54	0	54
TOTAL INTEREST RATE SWAPS							801	0	801

(1)Swaps with LCH Clearnet Group (LCH) are centrally cleared over-the-counter (OTC) swaps.

(2)Notional amount is stated in U.S. Dollars unless otherwise noted.

(3)Any premiums for centrally cleared over-the-counter (OTC) swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

(4)Represents floating rate.

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,683,616,000 or 19.3% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)
Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $6,543,000.

(f)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,834,000.
(g)	Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $1,376,000.
(h)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(i)	Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
(j)	Level 3 security
(k)
Interest Only (IO) security represents the right to receive only monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(l)	Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.
(m)	Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.
(n)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(o)	Security is perpetual in nature with no stated maturity date.
(p)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.14%	419,834	2,267,908	2,628,456	5,520	-	-	59,286	0.1%
Fidelity Securities Lending Cash Central Fund 5.14%	127,155	1,737,436	1,864,591	221	-	-	-	0.0%
Fidelity Specialized High Income Central Fund	127,129	5,044	-	5,044	-	(955)	131,218	37.1%
Total	674,118	4,010,388	4,493,047	10,785	-	(955)	190,504

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Nonconvertible Bonds, U.S. Treasury Obligations, Municipal Securities, Foreign Government and Government Agency Obligations, Bank Notes and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. U.S. Government Agency - Mortgage Securities, Asset-Backed Securities, Collateralized Mortgage Obligations and Commercial Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Credit Risk - Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund.

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net the amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared OTC swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

Swaps: A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

A centrally cleared OTC swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.

Credit Default Swaps: Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs. For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index. Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/ performance risk.

Interest Rate Swaps: Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

Open swaps at period end are included in the Schedule of Investments under the caption Credit Default Swaps, Interest Rate Swaps and/or Total Return Swaps, as applicable.

The Fund invests a significant portion of its assets in structured securities of issuers backed by commercial and residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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